1933 Act File No. 33-31602
                                                   1940 Act File No. 811-5950

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                      ------

     Pre-Effective Amendment No.         .............................

     Post-Effective Amendment No.  25     ............................  X
                                 ---------                            -------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

     Amendment No. 26   ...............................................X
                  ------                                               ----

                         MONEY MARKET OBLIGATIONS TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire

                            Federated Investors Tower

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 _  immediately upon filing pursuant to paragraph (b)
 __ on _____________________, pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a) (i) on _________________, pursuant to paragraph (a) (i)

 X 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP

2101 L Street, N.W.
Washington, DC  20037

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              SUBJECT TO COMPLETION

                            DATED___________________

PROSPECTUS

AUTOMATED GOVERNMENT MONEY TRUST

A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST

A money market mutual fund seeking stability of principal and current income consistent with stability of principle by investing in short-term U.S. Treasury securities and repurchase agreements.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

                   CONTENTS

                   Risk/Return Summary
                   What are the Fund's Fees and Expenses?
                   What are the Fund's Investment Strategies?
                   What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
                   What do Shares Cost?
                   How is the Fund Sold?
                   How to Purchase Shares
                   How to Redeem Shares
                   Account and Share Information
                   Who Manages the Fund?
                   Financial Information

april          , 1999

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a portfolio of U.S. Treasury securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

WHAT ARE THE FUND'S FEES AND EXPENSES?



AUTOMATED GOVERNMENT MONEY TRUST

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a            None
percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of          None
original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and None other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if            None
applicable)
Exchange Fee                                                      None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)(1)
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF
AVERAGE NET ASSETS)
Management Fee (2)                                                0.50%
Distribution (12b-1) Fee                                          None
Shareholder Services Fee (3)                                      0.25%
Other Expenses                                                    0.10%
Total Annual Fund Operating Expenses (4)                          0.85%
(1)Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending July 31, 1999. These are shown below along with the net expenses the Fund expects to ACTUALLY PAY for the fiscal year ending July 31, 1999.

-----------------------------------------------------------------

   Waiver of Fund Expenses                                        0.26%
   Total Actual Annual Fund Operating Expenses (after waivers)    0.59%

(4)

(2) The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.25% for the year ending July 31, 1999. (3) The shareholder services provider expects to voluntarily reduce a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary reduction at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary reduction) is expected to be 0.24% for the year ending July 31, 1999. (4) For the fiscal year ended July 31, 1998, prior to the proposed reorganization of Automated Government Money Trust, the Former Fund, as a portfolio into Money Market Obligations Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) were 0.85% and 0.59%, respectively.

  EXAMPLE

  The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE WAIVERS as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1         3         5          10
                                 YEAR      YEARS     YEARS      YEARS

                                  $87       $271      $471      $1,049

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of U.S. Treasury securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The average maturity of the Fund's portfolio will be 90 days or less.

The Adviser targets an average portfolio maturity range by assessing likely movements in interest rates based upon general economic and market conditions. The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to lengthen or shorten the portfolio's average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

     U.S. TREASURY SECURITIES are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The U.S. Treasury must also repay the principal amount of the security, normally within a specified time.

REPURCHASE AGREEMENTS are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a U.S. Treasury money market fund are described below.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISK

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge.

NAV is determined at 5:00 p.m. (Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

The Fund's Distributor markets the Shares described in this prospectus to individuals, directly or through investment professionals.

     The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

O       Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 4:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 5:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

     o Establish your account with the Fund by submitting a completed New Account Form; and

o       Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and you will become a shareholder after the Fund receives the order.

BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE

  Wire Order Number, Dealer Number, or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The
Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre-determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o       directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 5:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 5:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317 All requests must include:

o       Fund Name, account number and account registration;

o       amount to be redeemed; and

o        signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

     o your redemption will be sent to an address other than the address of record;

     o your redemption will be sent to an address of record that was changed within the last thirty days; or

     o a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker/dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

     o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o       to allow your purchase to clear;

o       during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

     You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.


ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees.

More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Fund's Financial Highlights are contained in the Former Fund's prospectus, dated September 30, 1998, which must precede or accompany this document.

AUTOMATED GOVERNMENT MONEY TRUST

A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST

A Statement of Additional Information (SAI) dated April 1999 is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual report to shareholders as it becomes available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

INVESTMENT COMPANY ACT FILE NO. 811-5950

CUSIP

G01324-01(4/99)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of AUTOMATED GOVERNMENT MONEY TRUST as of the calendar year-end for each of 10 years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 9%.

The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features 10 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998. The percentages noted are: 1989 - 8.89%, 1990
- 7.86%, 1991 - 5.67%, 1992 - 3.36%, 1993 - 2.70%, 1994 - 3.70%, 1995- 5.50%,
1996 - 4.93%, 1997 - 5.07%, 1998 - 4.96%. The Fund's Shares are not sold subject to a sales charge (load). The total returns displayed are based upon net asset value.

The Fund's 7-day net yield as of December 31, 1998 was 4.36%.

     Within the period shown in the Chart, the Fund's highest quarterly return was 2.26% (quarter ended June 30, 1989). Its lowest quarterly return was 0.66% (quarter ended June 30, 1993.

AVERAGE ANNUAL TOTAL RETURN

1 YEAR                5 YEARS            10 YEARS
4.96%                 4.83%              5.25%

The bar chart shows the variability of the Fund's actual total return on a yearly basis.

Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              SUBJECT TO COMPLETION

                            DATED___________________

STATEMENT OF ADDITIONAL INFORMATION

AUTOMATED GOVERNMENT MONEY TRUST

A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Automated Government Money Trust
(Fund), dated April 1999. Obtain the prospectus without charge by calling 1-800-341-7400.

April              1999

CONTENTS
How is the Fund Organized?
Securities in Which the Fund Invests
How is the Fund Sold?
Subaccounting Services
Redemption in Kind
Massachusetts Partnership Law
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?
Who is Federated Investors, Inc.?
Addresses

CUSIP 000000000

8082201A(4/99)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Fund, which was established on June 1, 1982, was reorganized as a portfolio of the Trust on April , 1999.

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's YIELD measures the annual income earned on a security as a percentage of its price. Securities with higher credit risks generally have higher yields. A security's yield will increase or decrease depending upon whether it costs less (a "discount") or more (a "premium") than the principal amount. Under normal market conditions, securities with longer maturities will also have higher yields. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.

The following describes the types of fixed income securities in which the Fund invests.

    TREASURY SECURITIES are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

    ZERO COUPON SECURITIES do not pay interest or principal until final maturity. Most debt securities provide periodic payments of interest (referred to as a "coupon payment"). In contrast, investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the price and the amount paid at maturity represents interest on the zero coupon security. This increases the market and credit risk of a zero coupon security, because an investor must wait until maturity before realizing any return on the investment.

    There are many forms of zero coupon securities. Some securities are originally issued at a discount and are referred to as "zero coupon" or "capital appreciation" bonds. Others are created by separating the right to receive coupon payments from the principal due at maturity, a process known as "coupon stripping." Treasury STRIPs are the most common forms of "stripped" U.S. Treasury zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as "pay-in-kind" or "PIK" securities. INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. In conjunction with the Fund's ability to invest in the securities of other investment companies, the Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

SPECIAL TRANSACTIONS

    REPURCHASE AGREEMENTS are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction. The Fund's return is unrelated to the interest rate on the underlying security. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy

    A Fund's custodian or subcustodian is required to take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

    Repurchase Agreements are subject to Credit Risk.

    REVERSE REPURCHASE AGREEMENTS are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to Credit Risk. In addition, reverse repurchase agreements create Leverage Risk because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

    WHEN ISSUED TRANSACTIONS are arrangements in which a Fund purchases securities for a set price, with payment and delivery scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to purchase the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Therefore, when issued transactions create Market Risk for the Fund. When issued transactions also involve Credit Risk in the event of a counterparty default.

    ASSET COVERAGE. In order to secure its obligations in connection with when-issued, and delayed-delivery transactions, the Fund will "cover" such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities; entering into an offsetting transaction; or segregating, earmarking, or depositing into an escrow account readily marketable securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts. As a result, use of these instruments will impede the Fund's ability to freely trade the assets being used to cover them, which could result in harm to the Fund. BORROWING. The Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets and pledge some assets as collateral. The Fund will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money. With respect to borrowings, the Fund is required to maintain continuous asset coverage to 300% of the amount borrowed. If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

INVESTMENT RISKS

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a U.S. Treasury money market fund are described below. MARKET RISKS o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISK

o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not purchase any portfolio instruments on margin or sell any portfolio instruments short but it may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.

BORROWING MONEY

The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

Interest paid on borrowed funds will not be available for investment. The Fund will liquidate any such borrowings as soon as possible.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of Fund assets at the time of the borrowing.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except that it may purchase or hold U.S. government obligations, including repurchase agreements, permitted by its investment objective and policies.

ISSUING SENIOR SECURITIES

The Fund will not issue senior securities, except as permitted by the investment objective and policies.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940. The following limitations, however, may be changed by the Board of Trustees (Board) without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investment in other investment companies will be limited to shares of money market funds, including funds affiliated with the Fund's investment adviser.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its net assets in illiquid securities.

INVESTING FOR CONTROL

The Fund will not invest in securities of a company for the purpose of exercising control or management.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the SEC under the Investment Company Act of 1940. Under the Rule, the Fund must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund, only Shares of that Fund are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of                1999, the following shareholders owned of record,
beneficially, or both, 5% or more of outstanding Shares:

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 13 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of                  , the Fund's Board and Officers as a group owned less
than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




------------------------                                                                      TOTAL
NAME                                                                          -----------     COMPENSATION
BIRTHDATE                    --------------------------------------------     AGGREGATE       FROM TRUST AND
ADDRESS                      PRINCIPAL OCCUPATIONS                            COMPENSATION    FUND COMPLEX
POSITION WITH TRUST          FOR PAST 5 YEARS                                 FROM TRUST
JOHN F. DONAHUE*+            Chief Executive Officer and Director or                   $0     $0 for the
Birthdate: July 28, 1924     Trustee of the Federated Fund Complex;                           Trust and
Federated Investors          Chairman and Director, Federated Investors,                      54 other
Tower                        Inc.; Chairman and Trustee, Federated                            investment
1001 Liberty Avenue          Advisers, Federated Management, and                              companies
Pittsburgh, PA               Federated Research; Chairman and Director,                       in the Fund
CHAIRMAN AND TRUSTEE         Federated Research Corp., and Federated                          Complex
                             Global Research Corp.; Chairman, Passport
                             Research, Ltd.

-------------------------
THOMAS G. BIGLEY             Director or Trustee of the Federated Fund           $18, 351     $113,860.22 for
Birthdate: February 3,       Complex; Director, Member of Executive                           the
1934                         Committee, Children's Hospital of                                Trust and 54
15 Old Timber Trail          Pittsburgh; formerly: Senior Partner, Ernst                      other
Pittsburgh, PA               & Young LLP; Director, MED 3000 Group,                           investment
TRUSTEE                      Inc.; Director, Member of Executive                              companies
                             Committee, University of Pittsburgh.                             in the Fund
                                                                                              Complex

-------------------------
JOHN T. CONROY, JR.          Director or Trustee of the Federated Fund            $20,189     $125,264.48for
Birthdate: June 23, 1937     Complex; President, Investment Properties                        the
Wood/IPC Commercial          Corporation; Senior Vice President,                              Trust and 54
Dept.                        John R. Wood and Associates, Inc.,                               other
John R. Wood                 Realtors; Partner or Trustee in private                          investment
Associates, Inc.             real estate ventures in Southwest Florida;                       companies
Realtors                     formerly: President, Naples Property                             in the Fund
3255 Tamiami Trial           Management, Inc. and Northgate Village                           Complex
North Naples, FL             Development Corporation.

TRUSTEE

-------------------------
JOHN F. CUNNINGHAM++         Director or Trustee of some of the                        $0     $0 for the
Birthdate: March 5, 1943     Federated Funds; Chairman, President and                         Trust and 26
353 El Brillo Way            Chief Executive Officer, Cunningham & Co.,                       other
Palm Beach, FL               Inc. ; Trustee Associate, Boston College;                        investment
TRUSTEE                      Director, EMC Corporation; formerly:                             companies in
                             Director, Redgate Communications.                                the Fund Complex

                             Retired: Chairman of the Board and Chief
                             Executive Officer, Computer Consoles, Inc.,
                             President and Chief Operating Officer, Wang
                             Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

-------------------------
LAWRENCE D. ELLIS, M.D.*     Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
Birthdate: October 11,       Complex; Professor of Medicine, University                       the
1932                         of Pittsburgh; Medical Director, University                      Trust and 54
3471 Fifth Avenue            of Pittsburgh Medical Center - Downtown;                         other
Suite 1111                   Hematologist, Oncologist, and Internist,                         investment
Pittsburgh, PA               University of Pittsburgh Medical Center;                         companies
TRUSTEE                      Member, National Board of Trustees,                              in the Fund
                             Leukemia Society of America.                                     Complex

-------------------------
PETER E. MADDEN              Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
Birthdate: March 16,         Complex; formerly: Representative,                               the
1942                         Commonwealth of Massachusetts General                            Trust and 54
One Royal Palm Way           Court; President, State Street Bank and                          other
100 Royal Palm Way           Trust Company and State Street Corporation.                      investment
Palm Beach, FL                                                                                companies
TRUSTEE                      Retired: Director, VISA USA and VISA                             in the Fund
                             International; Chairman and Director,                            Complex
                             Massachusetts Bankers Association;

                             Director, Depository Trust Corporation.

-------------------------
CHARLES F. MANSFIELD,        Director or Trustee of some of the                        $0     $0 for the
JR.++                        Federated Funds; Management Consultant.                          Trust and 0
Birthdate: April 10,                                                                          other
1945                         Retired: Chief Executive Officer, PBTC                           investment
80 South Road                International Bank; Chief Financial Officer                      companies in
Westhampton Beach, NY        of Retail Banking Sector, Chase Manhattan                        the Fund Complex
TRUSTEE                      Bank; Senior Vice President, Marine Midland
                             Bank; Vice President, Citibank; Assistant
                             Professor of Banking and Finance, Frank G.
                             Zarb School of Business, Hofstra University.

-------------------------
JOHN E. MURRAY, JR.,         Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
J.D., S.J.D.                 Complex; President, Law Professor, Duquesne                      the
Birthdate: December 20,      University; Consulting Partner, Mollica &                        Trust and 54
1932                         Murray.                                                          other
President, Duquesne                                                                           investment
University                   Retired: Dean and Professor of Law,                              companies
Pittsburgh, PA               University of Pittsburgh School of Law;                          in the Fund
TRUSTEE                      Dean and Professor of Law, Villanova                             Complex
                             University School of Law.

-------------------------
MARJORIE P. SMUTS            Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
Birthdate: June 21, 1935     Complex; Public                                                  the Trust and
4905 Bayard Street           Relations/Marketing/Conference Planning.                         54 other
Pittsburgh, PA                                                                                investment
TRUSTEE                      Retired: National Spokesperson, Aluminum                         companies in
                             Company of America; business owner.                              the Fund Complex

-------------------------
JOHN S. WALSH++              Director or Trustee of some of the                        $0     $0 for the
Birthdate: November 28,      Federated Funds; President and Director,                         Trust and 22
1957                         Heat Wagon, Inc.; President and Director,                        other
2007 Sherwood Drive          Manufacturers Products, Inc.; President,                         investment
Valparaiso, IN               Portable Heater Parts, a division of                             companies in
TRUSTEE                      Manufacturers Products, Inc.; Director,                          the Fund Complex
                             Walsh & Kelly, Inc.; formerly, Vice
                             President, Walsh & Kelly, Inc.

-------------------------
J. CHRISTOPHER DONAHUE+      President or Executive Vice President of                  $0     $0 for the
Birthdate: April 11,         the Federated Fund Complex; Director or                          Trust and 16
1949                         Trustee of some of the Funds in the                              other
Federated Investors          Federated Fund Complex; President and                            investment
Tower                        Director, Federated Investors, Inc.;                             companies in
1001 Liberty Avenue          President and Trustee, Federated Advisers,                       the Fund Complex
Pittsburgh, PA               Federated Management, and Federated
PRESIDENT                    Research; President and Director, Federated
                             Research Corp. and Federated Global
                             Research Corp.; President, Passport
                             Research, Ltd.; Trustee, Federated
                             Shareholder Services Company; Director,
                             Federated Services Company.

-------------------------




EDWARD C. GONZALES           Trustee or Director of some of the Funds in               $0     $0 for the
Birthdate: October 22,       the Federated Fund Complex; President,                           Trust and
1930                         Executive Vice President and Treasurer of                        1 other
Federated Investors          some of the Funds in the Federated Fund                          investment
Tower                        Complex; Vice Chairman, Federated                                companies in
1001 Liberty Avenue          Investors, Inc.; Vice President, Federated                       the Fund Complex
Pittsburgh, PA               Advisers, Federated Management, Federated
EXECUTIVE VICE PRESIDENT     Research, Federated Research Corp.,
                             Federated Global Research Corp. and
                             Passport Research, Ltd.; Executive Vice
                             President and Director, Federated
                             Securities Corp.; Trustee, Federated
                             Shareholder Services Company.

-------------------------
JOHN W. MCGONIGLE            Executive Vice President and Secretary of                 $0     $0 for the
Birthdate: October 26,       the Federated Fund Complex; Executive Vice                       Trust and 54
1938                         President, Secretary, and Director,                              other
Federated Investors          Federated Investors, Inc.; Trustee,                              investment
Tower                        Federated Advisers, Federated Management,                        companies in
1001 Liberty Avenue          and Federated Research; Director, Federated                      the Fund Complex
Pittsburgh, PA               Research Corp. and Federated Global
EXECUTIVE VICE               Research Corp.; Director, Federated
PRESIDENT AND SECRETARY      Services Company; Director, Federated
                             Securities Corp.

-------------------------
RICHARD J. THOMAS            Treasurer of the Federated Fund Complex;                  $0     $0 for the
Birthdate:  June 17,         Vice President - Funds Financial Services                        Trust and 54
1954                         Division, Federated Investors, Inc.;                             other
Federated Investors          Formerly: various management positions                           investment
Tower                        within Funds Financial Services Division of                      companies in
1001 Liberty Avenue          Federated Investors, Inc.                                        the Fund Complex
Pittsburgh, PA

TREASURER

-------------------------
WILLIAM D. DAWSON, III       Chief Investment Officer of this Fund and                 $0     $0 for the
Birthdate: March 3, 1949     various other Funds in the Federated Fund                        Trust and 41
Federated Investors          Complex; Executive Vice President,                               other
Tower                        Federated Investment Counseling, Federated                       investment
1001 Liberty Avenue          Global Research Corp., Federated Advisers,                       companies in
Pittsburgh, PA               Federated Management, Federated Research,                        the Fund Complex
CHIEF INVESTMENT OFFICER     and Passport Research, Ltd.; Registered
                             Representative, Federated Securities Corp.;
                             Portfolio Manager, Federated Administrative
                             Services; Vice President, Federated
                             Investors, Inc.; Formerly: Executive Vice
                             President and Senior Vice President,
                             Federated Investment Counseling
                             Institutional Portfolio Management Services
                             Division; Senior Vice President, Federated
                             Research Corp., Federated Advisers,
                             Federated Management, Federated Research,
                             and Passport Research, Ltd.

-------------------------
RICHARD B. FISHER            President or Vice President of some of the                $0     $0 for the
Birthdate: May 17, 1923      Funds in the Federated Fund Complex;                             Trust and 6
Federated Investors          Director or Trustee of some of the Funds in                      other
Tower                        the Federated Fund Complex; Executive Vice                       investment
1001 Liberty Avenue          President, Federated Investors, Inc.;                            companies in
Pittsburgh, PA               Chairman and Director, Federated Securities                      the Fund Complex
VICE PRESIDENT               Corp.

-------------------------
DEBORAH A. CUNNINGHAM        Deborah A. Cunningham is Vice President of                $0     $0 for the
Birthdate:  September        the Trust.  Ms. Cunningham joined Federated                      Trust and 6
15, 1959                     Investors in 1981 and has been a Senior                          other
Federated Investors          Portfolio Manager and a Senior Vice                              investment
Tower                        President of the Fund's investment adviser                       companies in
1001 Liberty Avenue          since 1997.  Ms. Cunningham served as a                          the Fund Complex
Pittsburgh, PA               Portfolio Manager and a Vice President of
VICE PRESIDENT               the investment adviser from 1993 until
                             1996. Ms. Cunningham is a Chartered
                             Financial Analyst and received her M.S.B.A.
                             in Finance from Robert Morris College.

MARY JO OCHSON               Mary Jo Ochson is Vice President of the                   $0     $0 for the
Birthdate:  September        Trust.  Ms. Ochson joined Federated                              Trust and 7
12, 1953                     Investors in 1982 and has been a Senior                          other
Federated Investors          Portfolio Manager and a Senior Vice                              investment
Tower                        President of the Fund's investment adviser                       companies in
1001 Liberty Avenue          since 1996.  From 1988 through 1995, Ms.                         the Fund Complex
Pittsburgh, PA               Ochson served as a Portfolio Manager and a
VICE PRESIDENT               Vice President of the Fund's investment
                             adviser.  Ms. Ochson is a Chartered
                             Financial Analyst and received her M.B.A.
                             in Finance from the University of

                             Pittsburgh.

SUSAN R. HILL                Susan R. Hill is Vice President of the                    $0     $0 for the
Birthdate:  June 20,         Trust/.  Ms. Hill joined Federated                               Trust and __
1963                         Investors in 1990 and has been a Portfolio                       other
Federated Investors          Manager since 1993 and a Vice President of                       investment
Tower                        the Fund's investment adviser since 1997.                        companies in
1001 Liberty Avenue          Ms. Hill was a Portfolio Manager and an                          the Fund Complex
Pittsburgh, PA               Assistant Vice President of the investment
VICE PRESIDENT               adviser from 1994 until 1997.  Ms. Hill is
                             a Chartered Financial Analyst and received
                             an M.S. in Industrial Administration from
                             Carnegie Mellon University.







INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly-owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE          AVERAGE AGGREGATE DAILY NET ASSETS OF THE
                                FEDERATED FUNDS
FEE
0.150 of 1%                     on the first $250 million

-------------------------
0.125 of 1%                     on the next $250 million
-------------------------
0.100 of 1%                     on the next $250 million
-------------------------
0.075 of 1%                     on assets in excess of $750 million
-------------------------
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.


Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets, plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Deloitte & Touche LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES

--------------------------------                 1998                 1997                1996
FOR THE YEAR ENDED JULY 31
Advisory Fee Earned                       $11,656,534           $12,237,712        $12,247,317
---------------------------------
Advisory Fee Reduction                     $5,783,663           $6,473,371          $6,710,475
---------------------------------
Brokerage Commissions                              $0                   $0                  $0
---------------------------------
Administrative Fee                         $1,758,583           $1,848,619          $1,852,627
---------------------------------
Shareholder Services Fee                   $5,828,267              N/A               N/A



---------------------------------
For the fiscal years ended July 31, 1998, 1997 and 1996, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on April , 1999.



HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-, five- and ten-year periods ended July 31, 1998.

Yield and Effective Yield given for the seven-day period ended July 31, 1998.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on April , 1999.

                       7 DAY PERIOD      1 YEAR             5 YEARS    10 YEARS
Total Return           N/A               5.13%              4.66%      5.38%
Yield                  5.04%             N/A                N/A        N/A
Effective Yield        5.17%             N/A                N/A        N/A

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

o IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.

o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

     o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' of experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated

advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

53

ADDRESSES

AUTOMATED GOVERNMENT MONEY TRUST

A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110-1617

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                             SUBJECT TO COMPLETION

                                 DATED

PROSPECTUS

FEDERATED MASTER TRUST

A Portfolio of Money Market Obligations Trust



A money market mutual fund seeking current income consistent with stability of principal by investing in a portfolio of money market securities maturing in
thirteen months or less.      As with all mutual funds, the Securities and
Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary                                      1
What are the Fund's Fees and Expenses?                   3
What are the Fund's Investment Strategies?               4
What are the Principal Securities in Which
the Fund Invests?                                        4
What are the Specific Risks of Investing in the Fund?    5
What do Shares Cost?                                     6
How is the Fund Sold?                                    6
How to Purchase Shares                                   6
How to Redeem Shares                                     7
Account and Share Information                            9
Who Manages the Fund?                                   10
Financial Information                                   10

APRIL    , 1999

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high quality fixed income securities maturing in thirteen months or less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table



The Bar Chart and Performance Table below reflect historical performance data for Federated Master Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, April , 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

                             [GRAPH APPEARS HERE]

The bar chart shows the variability of the Fund's actual total returns on a calendar year end basis.

The Fund's Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value. The Fund's 7-Day Net Yield as of 12/31/981 was 4.85%.

Within the period shown in the chart, the Fund's highest quarterly return was 2.36% (quarter ended June 30, 1989). Its lowest quarterly return was 0.70% (quarters ended June 30 and September 30, 1993).

Average Annual Total Return

The following table represents the Fund's Average Annual Total Return through 12/31/98.


Calendar Period                                             Fund
1 Year                                                       5.28%
5 Years                                                      5.09%
10 Years                                                     5.51%


1 Investors may call the Fund to acquire the current 7-Day Net Yield by calling 1-800-341-7400.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?


FEDERATED MASTER TRUST
FEES AND EXPENSES

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                        None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase
priceor redemption proceeds, as applicable)      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions) (as a percentage of offering price)   None
Redemption Fee (as a percentage of amount redeemed, if applicable)  None
Exchange Fee                                                        None

Annual Fund Operating Expenses

Expenses That are Deducted From Fund Assets
     (as a percentage of average net assets)

Management Fee                                                        0.40%
Distribution (12b-1) Fee                                             None
Shareholder Services Fee                                              0.25%
Other Expenses                                                        0.13%
Total Annual Fund Operating Expenses (Before Waivers)1                0.78%
Waiver of Fund Expenses                                               0.33%
Total Actual Annual Fund Operating Expenses (after waivers)2          0.45%

1 Under the investment advisory contract, the adviser will waive the amount, limited to the amount of the management fee, by which the Fund's aggregate annual operating expenses, including the management fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of witholding taxes, and extraordinary expenses, exceed 0.45% of its average daily net assets. As a result, amounts actually incurred by the Fund for Management fee, Shareholder Services fees, and/or Other expenses may be less than the maximum amounts shown in this table.

2 Total Actual Annual Fund Operating Expenses represent the net expenses the Fund expects to actually pay for the fiscal year ended November 30, 1999. For the fiscal year ended November 30, 1998, prior to the proposed reorganization of the Federated Master Trust, the Former Fund, as a portfolio into Money Market Obligations Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses were 0.78% and 0.45%, respectively.


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are based upon the contractually imposed expense limitation of 0.45% as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year     3 Years      5 Years      10 Years
  $46        $144         $252          $567

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high quality fixed income securities maturing in thirteen months or less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

  The adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the adviser's minimum credit standards. The adviser targets a dollar-weighted average portfolio maturity range for the Fund based upon its interest rate outlook. The adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

 . current U.S. economic activity and the outlook for future activity, . current short-term interest rates, and . recent actions by the Federal Reserve Board regarding short-term interest rates and market expectations regarding future actions.

The adviser generally shortens the portfolio's dollar- weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The adviser selects securities from the approved list of securities used to lengthen or shorten the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

INDUSTRY CONCENTRATION

The Fund may invest 25% or more of its assets in commercial paper issued by finance companies.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

  The following describes the principal types of fixed income securities in which the Fund invests.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of nine months or less. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of debt obligations. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. The simplest form of asset backed securities are pass-through certificates. An issuer of pass- through certificates gathers payments from an underlying pool of obligations. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders. Asset backed securities may also take the form of commercial paper or notes.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

  Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings. Nationally recognized ratings services include Duff & Phelps, Fitch IBCA, Moody's, Standard & Poors, and Thompson's Bankwatch.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

  Interest rate changes have a greater affect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISK

Credit risk is the possibility that an issuer will default (fails to repay interest and principal when due). If an issuer defaults, the Fund may lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

  Many fixed income securities receive credit ratings from nationally recognized ratings services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV).

  The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals.

  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 . Establish an account with the investment professional; and . Submit your purchase order to the investment professional before 3:00 p.m.

   Eastern time. You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. Eastern time. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account

   Form; and

 .  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre- determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

  If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail

You may redeem Shares by mailing a written request to the Fund.

  You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317 All requests must include:

 . Fund Name and Share Class, account number and account registration; . amount to be redeemed; and . signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last thirty days; or

 .  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?



The Board of Trustees governs the Fund. The Board selects and oversees the

     Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated

Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



  The Adviser and other subsidiaries of Federated advise approximately 200 mutual funds and separate accounts, which total more than $110 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

  However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information



FINANCIAL HIGHLIGHTS

The Fund's Financial Highlights are contained in the Former Fund's prospectus, dated January 31, 1999, which must precede or accompany this document.


[FEDERATED LOGO]

Federated Master Trust

A Portfolio of Money Market Obligations Trust

APRIL   , 1999

A Statement of Additional Information (SAI) dated April , 1999 is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual report to shareholders as it becomes available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400
 .

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[FEDERATED LOGO]

Federated Master Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-2784
Cusip

G00863-02 (4/99)

Federated is a registered mark of Federated Investors, Inc.

1999 (C)Federated Investors, Inc.    [RECYCLED PAPER LOGO]

                                  FMT APPENDIX

The Bar Chart and Performance Table below reflect historical performance data for Federated Master Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, April ___, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund

The `y' axis reflects the "% Total Return" beginning with 0.00% and increasing in increments of 2.00% up to 10.00%.

The `x' axis represents calculation for the last ten calendar years of the Fund beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar for the calendar years 1989 through 1998. The percentages noted are: 9.18%, 8.11%, 5.98%, 3.61%, 2.90%,
3.99%, 5.73%, 5.15%, 5.30% and 5.28%, respectively.

The bar chart shows the variability of the Fund's actual total returns on a calendar year end basis.

The Fund's Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value.

The Fund's 7-Day net yield as of 12/31/98 was 4.85%.

     Within the period shown in the Chart, the Fund's highest quarterly return was 2.36% (quarter ended June 30, 1989). Its lowest quarterly return was 0.70% (quarters ended June 30 and September 30, 1993).

The following table represents the Fund's Average Annual Total Return through 12/31/98.

CALENDAR PERIOD
1 Year         5.28%
5 Years        5.09%
10 Years       5.51%

Investors may call the Fund to acquire the current Seven-Day Net Yield by calling 1-800-341-7400.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

     [IN RED INK ON THE LEFT SIDE] THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              SUBJECT TO COMPLETION

                            DATED ___________________

STATEMENT OF ADDITIONAL INFORMATION

FEDERATED MASTER TRUST

A Portfolio of Money Market Obligations Trust

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Master Trust (Fund) dated April ____, 1999.

Obtain the prospectus without charge by calling 1-800-341-7400.

april _____, 1999

CONTENTS
How is the Fund Organized?
Securities in Which the Fund Invests
How is the Fund Sold?
Subaccounting Services
Redemption in Kind
Massachusetts Partnership Law
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?
Who is Federated Investors, Inc.?
Addresses

CUSIP ___________

8010411B  (4/99)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on October 10, 1977, was reorganized as a portfolio of the Trust on ______________, 1999.

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the typeS of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of nine months or less. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities may also resemble some types of CMOs, such as Floaters, Inverse Floaters, IOs and POs.

MUNICIPAL SECURITIES

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

MORTGAGE BACKED SECURITIES

For purposes of repurchase agreements, the Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common forms of stripped U.S. Treasury zero coupon securities.

BANK INSTRUMENTS

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.

INSURANCE CONTRACTS

Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

     o it is organized under the laws of, or has a principal office located in, another country;

     o the principal trading market for its securities is in another country; or

     o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

The Fund does not invest in foreign securities denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Trust may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Trust in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Trust expects that its investments in other investment companies will be limited to shares of money market funds affiliated with the Trust's investment adviser.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

WHEN ISSUED TRANSACTIONS

When issued transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions SO THAT the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Fund.

When issued transactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RATINGS

An nationally recognized ratings service's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+or-) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one nationally recognized ratings service can be treated as being in the second highest short-term rating category; currently, such securities must be rated by two nationally recognized ratings services two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS

     There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

INVESTMENT RISKS

CREDIT RISKS

     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading may also lead to greater price volatility.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin, but it may obtain such short-term credits as may be necessary for clearance of purchase and sales of securities. The Fund may purchase and dispose of U.S. Government securities before the issuance thereof. The Fund may also purchase U.S. Government securities on a delayed delivery basis. The settlement dates of these transactions shall be determined by the mutual agreement of the parties.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not borrow money, except as a temporary measure for extraordinary or emergency purposes, and then (a) only in amounts not in excess of 5% of the value of its total assets or (b) in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio securities (any such borrowings under this section will not be collateralized).

LENDING CASH OR SECURITIES

The Fund will not make loans to other persons; provided, however, that the purchase or holding of money market instruments, to include repurchase agreements and variable amount demand master notes, in accordance with the Fund's investment objective and policies, shall not constitute the making of a loan.

INVESTING IN COMMODITIES

The Fund will not invest in commodities or commodity contracts.

INVESTING IN REAL ESTATE

The Fund will not invest in real estate, except that the Fund may purchase money market instruments issued by companies which invest in real estate or interests therein.

UNDERWRITING

The Fund will not engage in underwriting of securities issued by others.

ACQUIRING SECURITIES

The Fund will not acquire voting securities except as part of a merger, consolidation, reorganization, or acquisition of assets.

CONCENTRATION OF INVESTMENTS

The Trust will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities and domestic bank instruments shall not be considered investments in any one industry.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Trust will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities" as defined by the Investment Company Act. The following investment limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

==============================================================================


PLEDGING ASSETS

The Trust will not mortgage, pledge or hypothecate assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of the total assets at the time of the pledge.

INVESTING FOR CONTROL

The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice.

INVESTING IN OPTIONS

The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc.(Federated) for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares of all series entitled to vote.

As of January 6, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Saxon and Co., Lester, Pennsylvania owned approximately 91,060,646 shares (19.55%) and Union Planters National Bank, Memphis Tennessee owned approximately 30,255,863 shares (6.49%).

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Fund, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of January 6, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.





------------------------                                                                      TOTAL
NAME                                                                          -----------     COMPENSATION
BIRTHDATE                    --------------------------------------------     AGGREGATE       FROM TRUST AND
ADDRESS                      PRINCIPAL OCCUPATIONS                            COMPENSATION    FUND COMPLEX
POSITION WITH TRUST          FOR PAST 5 YEARS                                 FROM TRUST
JOHN F. DONAHUE*+            Chief Executive Officer and Director or                   $0     $0 for the
Birthdate: July 28, 1924     Trustee of the Federated Fund Complex;                           Trust and
Federated Investors          Chairman and Director, Federated Investors,                      54 other
Tower                        Inc.; Chairman and Trustee, Federated                            investment
1001 Liberty Avenue          Advisers, Federated Management, and                              companies
Pittsburgh, PA               Federated Research; Chairman and Director,                       in the Fund
CHAIRMAN AND TRUSTEE         Federated Research Corp., and Federated                          Complex
                             Global Research Corp.; Chairman, Passport
                             Research, Ltd.

-------------------------
THOMAS G. BIGLEY             Director or Trustee of the Federated Fund           $18, 351     $113,860.22 for
Birthdate: February 3,       Complex; Director, Member of Executive                           the
1934                         Committee, Children's Hospital of                                Trust and 54
15 Old Timber Trail          Pittsburgh; formerly: Senior Partner, Ernst                      other
Pittsburgh, PA               & Young LLP; Director, MED 3000 Group,                           investment
TRUSTEE                      Inc.; Director, Member of Executive                              companies
                             Committee, University of Pittsburgh.                             in the Fund
                                                                                              Complex

-------------------------
JOHN T. CONROY, JR.          Director or Trustee of the Federated Fund            $20,189     $125,264.48for
Birthdate: June 23, 1937     Complex; President, Investment Properties                        the
Wood/IPC Commercial          Corporation; Senior Vice President,                              Trust and 54
Dept.                        John R. Wood and Associates, Inc.,                               other
John R. Wood                 Realtors; Partner or Trustee in private                          investment
Associates, Inc.             real estate ventures in Southwest Florida;                       companies
Realtors                     formerly: President, Naples Property                             in the Fund
3255 Tamiami Trial           Management, Inc. and Northgate Village                           Complex
North Naples, FL             Development Corporation.

TRUSTEE

-------------------------
JOHN F. CUNNINGHAM++         Director or Trustee of some of the                        $0     $0 for the
Birthdate: March 5, 1943     Federated Funds; Chairman, President and                         Trust and 26
353 El Brillo Way            Chief Executive Officer, Cunningham & Co.,                       other
Palm Beach, FL               Inc. ; Trustee Associate, Boston College;                        investment
TRUSTEE                      Director, EMC Corporation; formerly:                             companies in
                             Director, Redgate Communications.                                the Fund Complex

                             Retired: Chairman of the Board and Chief
                             Executive Officer, Computer Consoles, Inc.,
                             President and Chief Operating Officer, Wang
                             Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

-------------------------
LAWRENCE D. ELLIS, M.D.*     Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
Birthdate: October 11,       Complex; Professor of Medicine, University                       the
1932                         of Pittsburgh; Medical Director, University                      Trust and 54
3471 Fifth Avenue            of Pittsburgh Medical Center - Downtown;                         other
Suite 1111                   Hematologist, Oncologist, and Internist,                         investment
Pittsburgh, PA               University of Pittsburgh Medical Center;                         companies
TRUSTEE                      Member, National Board of Trustees,                              in the Fund
                             Leukemia Society of America.                                     Complex

-------------------------
PETER E. MADDEN              Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
Birthdate: March 16,         Complex; formerly: Representative,                               the
1942                         Commonwealth of Massachusetts General                            Trust and 54
One Royal Palm Way           Court; President, State Street Bank and                          other
100 Royal Palm Way           Trust Company and State Street Corporation.                      investment
Palm Beach, FL                                                                                companies
TRUSTEE                      Retired: Director, VISA USA and VISA                             in the Fund
                             International; Chairman and Director,                            Complex
                             Massachusetts Bankers Association;

                             Director, Depository Trust Corporation.

-------------------------
CHARLES F. MANSFIELD,        Director or Trustee of some of the                        $0     $0 for the
JR.++                        Federated Funds; Management Consultant.                          Trust and 0
Birthdate: April 10,                                                                          other
1945                         Retired: Chief Executive Officer, PBTC                           investment
80 South Road                International Bank; Chief Financial Officer                      companies in
Westhampton Beach, NY        of Retail Banking Sector, Chase Manhattan                        the Fund Complex
TRUSTEE                      Bank; Senior Vice President, Marine Midland
                             Bank; Vice President, Citibank; Assistant
                             Professor of Banking and Finance, Frank G.
                             Zarb School of Business, Hofstra University.

-------------------------
JOHN E. MURRAY, JR.,         Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
J.D., S.J.D.                 Complex; President, Law Professor, Duquesne                      the
Birthdate: December 20,      University; Consulting Partner, Mollica &                        Trust and 54
1932                         Murray.                                                          other
President, Duquesne                                                                           investment
University                   Retired: Dean and Professor of Law,                              companies
Pittsburgh, PA               University of Pittsburgh School of Law;                          in the Fund
TRUSTEE                      Dean and Professor of Law, Villanova                             Complex
                             University School of Law.

-------------------------
MARJORIE P. SMUTS            Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
Birthdate: June 21, 1935     Complex; Public                                                  the Trust and
4905 Bayard Street           Relations/Marketing/Conference Planning.                         54 other
Pittsburgh, PA                                                                                investment
TRUSTEE                      Retired: National Spokesperson, Aluminum                         companies in
                             Company of America; business owner.                              the Fund Complex

-------------------------
JOHN S. WALSH++              Director or Trustee of some of the                        $0     $0 for the
Birthdate: November 28,      Federated Funds; President and Director,                         Trust and 22
1957                         Heat Wagon, Inc.; President and Director,                        other
2007 Sherwood Drive          Manufacturers Products, Inc.; President,                         investment
Valparaiso, IN               Portable Heater Parts, a division of                             companies in
TRUSTEE                      Manufacturers Products, Inc.; Director,                          the Fund Complex
                             Walsh & Kelly, Inc.; formerly, Vice
                             President, Walsh & Kelly, Inc.

-------------------------
J. CHRISTOPHER DONAHUE+      President or Executive Vice President of                  $0     $0 for the
Birthdate: April 11,         the Federated Fund Complex; Director or                          Trust and 16
1949                         Trustee of some of the Funds in the                              other
Federated Investors          Federated Fund Complex; President and                            investment
Tower                        Director, Federated Investors, Inc.;                             companies in
1001 Liberty Avenue          President and Trustee, Federated Advisers,                       the Fund Complex
Pittsburgh, PA               Federated Management, and Federated
PRESIDENT                    Research; President and Director, Federated
                             Research Corp. and Federated Global
                             Research Corp.; President, Passport
                             Research, Ltd.; Trustee, Federated
                             Shareholder Services Company; Director,
                             Federated Services Company.

-------------------------




EDWARD C. GONZALES           Trustee or Director of some of the Funds in               $0     $0 for the
Birthdate: October 22,       the Federated Fund Complex; President,                           Trust and
1930                         Executive Vice President and Treasurer of                        1 other
Federated Investors          some of the Funds in the Federated Fund                          investment
Tower                        Complex; Vice Chairman, Federated                                companies in
1001 Liberty Avenue          Investors, Inc.; Vice President, Federated                       the Fund Complex
Pittsburgh, PA               Advisers, Federated Management, Federated
EXECUTIVE VICE PRESIDENT     Research, Federated Research Corp.,
                             Federated Global Research Corp. and
                             Passport Research, Ltd.; Executive Vice
                             President and Director, Federated
                             Securities Corp.; Trustee, Federated
                             Shareholder Services Company.

-------------------------
JOHN W. MCGONIGLE            Executive Vice President and Secretary of                 $0     $0 for the
Birthdate: October 26,       the Federated Fund Complex; Executive Vice                       Trust and 54
1938                         President, Secretary, and Director,                              other
Federated Investors          Federated Investors, Inc.; Trustee,                              investment
Tower                        Federated Advisers, Federated Management,                        companies in
1001 Liberty Avenue          and Federated Research; Director, Federated                      the Fund Complex
Pittsburgh, PA               Research Corp. and Federated Global
EXECUTIVE VICE               Research Corp.; Director, Federated
PRESIDENT AND SECRETARY      Services Company; Director, Federated
                             Securities Corp.

-------------------------
RICHARD J. THOMAS            Treasurer of the Federated Fund Complex;                  $0     $0 for the
Birthdate:  June 17,         Vice President - Funds Financial Services                        Trust and 54
1954                         Division, Federated Investors, Inc.;                             other
Federated Investors          Formerly: various management positions                           investment
Tower                        within Funds Financial Services Division of                      companies in
1001 Liberty Avenue          Federated Investors, Inc.                                        the Fund Complex
Pittsburgh, PA

TREASURER

-------------------------
WILLIAM D. DAWSON, III       Chief Investment Officer of this Fund and                 $0     $0 for the
Birthdate: March 3, 1949     various other Funds in the Federated Fund                        Trust and 41
Federated Investors          Complex; Executive Vice President,                               other
Tower                        Federated Investment Counseling, Federated                       investment
1001 Liberty Avenue          Global Research Corp., Federated Advisers,                       companies in
Pittsburgh, PA               Federated Management, Federated Research,                        the Fund Complex
CHIEF INVESTMENT OFFICER     and Passport Research, Ltd.; Registered
                             Representative, Federated Securities Corp.;
                             Portfolio Manager, Federated Administrative
                             Services; Vice President, Federated
                             Investors, Inc.; Formerly: Executive Vice
                             President and Senior Vice President,
                             Federated Investment Counseling
                             Institutional Portfolio Management Services
                             Division; Senior Vice President, Federated
                             Research Corp., Federated Advisers,
                             Federated Management, Federated Research,
                             and Passport Research, Ltd.

-------------------------
RICHARD B. FISHER            President or Vice President of some of the                $0     $0 for the
Birthdate: May 17, 1923      Funds in the Federated Fund Complex;                             Trust and 6
Federated Investors          Director or Trustee of some of the Funds in                      other
Tower                        the Federated Fund Complex; Executive Vice                       investment
1001 Liberty Avenue          President, Federated Investors, Inc.;                            companies in
Pittsburgh, PA               Chairman and Director, Federated Securities                      the Fund Complex
VICE PRESIDENT               Corp.

-------------------------
DEBORAH A. CUNNINGHAM        Deborah A. Cunningham is Vice President of                $0     $0 for the
Birthdate:  September        the Trust.  Ms. Cunningham joined Federated                      Trust and 6
15, 1959                     Investors in 1981 and has been a Senior                          other
Federated Investors          Portfolio Manager and a Senior Vice                              investment
Tower                        President of the Fund's investment adviser                       companies in
1001 Liberty Avenue          since 1997.  Ms. Cunningham served as a                          the Fund Complex
Pittsburgh, PA               Portfolio Manager and a Vice President of
VICE PRESIDENT               the investment adviser from 1993 until
                             1996. Ms. Cunningham is a Chartered
                             Financial Analyst and received her M.S.B.A.
                             in Finance from Robert Morris College.

MARY JO OCHSON               Mary Jo Ochson is Vice President of the                   $0     $0 for the
Birthdate:  September        Trust.  Ms. Ochson joined Federated                              Trust and 7
12, 1953                     Investors in 1982 and has been a Senior                          other
Federated Investors          Portfolio Manager and a Senior Vice                              investment
Tower                        President of the Fund's investment adviser                       companies in
1001 Liberty Avenue          since 1996.  From 1988 through 1995, Ms.                         the Fund Complex
Pittsburgh, PA               Ochson served as a Portfolio Manager and a
VICE PRESIDENT               Vice President of the Fund's investment
                             adviser.  Ms. Ochson is a Chartered
                             Financial Analyst and received her M.B.A.
                             in Finance from the University of

                             Pittsburgh.

SUSAN R. HILL                Susan R. Hill is Vice President of the                    $0     $0 for the
Birthdate:  June 20,         Trust/.  Ms. Hill joined Federated                               Trust and __
1963                         Investors in 1990 and has been a Portfolio                       other
Federated Investors          Manager since 1993 and a Vice President of                       investment
Tower                        the Fund's investment adviser since 1997.                        companies in
1001 Liberty Avenue          Ms. Hill was a Portfolio Manager and an                          the Fund Complex
Pittsburgh, PA               Assistant Vice President of the investment
VICE PRESIDENT               adviser from 1994 until 1997.  Ms. Hill is
                             a Chartered Financial Analyst and received
                             an M.S. in Industrial Administration from
                             Carnegie Mellon University.

+Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.

++Messrs. Cunningham , Mansfield, and Walsh became members of the Board of Trustees on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

The adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 0.40% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE          AVERAGE AGGREGATE DAILY NET ASSETS OF THE
FEE                             FEDERATED FUNDS
0.150 of 1%                     on the first $250 million

-------------------------
0.125 of 1%                     on the next $250 million
-------------------------
0.100 of 1%                     on the next $250 million
-------------------------
0.075 of 1%                     on assets in excess of $750 million
-------------------------
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.


Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets, plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Deloitte & Touche LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES

FOR THE YEAR ENDED
--------------------------------                 1998                 1997                1996
 NOVEMBER 30, 1998

Advisory Fee Earned                        $2,105,177           $2,332,976          $2,804,812
---------------------------------
Advisory Fee Reduction                       $655,273             $715,043            $876,351
---------------------------------
Brokerage Commissions                              $0

---------------------------------
Administrative Fee                           $396,826             $440,349            $530,087
---------------------------------
Shareholder Services Fee                     $263,147

---------------------------------


If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by Shareholders who use the transfer agent's subaccounting facilities.


For the fiscal years ended November 30, 1998, 1997 and 1996, fees paid by the Fund for services are prior to the fund's reorganization as a portfolio of the Trust on April ____, 1999.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-, five- and ten-year periods ended November 30, 1998.

Yield and Effective Yield given for the 7-day period ended November 30, 1998.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on April ___, 1999.

                       7-DAY PERIOD      1 YEAR             5 YEARS     10 YEARS

Total Return           N/A               5.33%              5.06%        5.54%
Yield                  4.93%

Effective Yield        5.05%


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power: and subtracting 1 from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

 PERFORMANCE COMPARISONS

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC.

Ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/DONOGHUE'S MONEY FUND REPORT

Publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.

MONEY

A monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated

advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

ADDRESSES

FEDERATED MASTER TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA
 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA
02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Deloitte & Touche LLP
125 Summer Street

Boston, MA
02110-1617

8010411B (4/99)

     [IN RED INK ON THE LEFT SIDE] THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              SUBJECT TO COMPLETION

                             DATED ________________

PROSPECTUS

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

A Portfolio of Money Market Obligations Trust

A money market mutual fund seeking high current income consistent with stability of principal and liquidity by investing only in a portfolio of short-term U.S. government securities maturing in 13 months or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary 2
What are the Fund's Fees and Expenses? 4
What are the Fund's Investment Strategies? 5
What are the Principal Securities in Which the Fund Invests? 5
What are the Specific Risks of Investing in the Fund? 6
What do Shares Cost? 6
How is the Fund Sold? 6
How to Purchase Shares 7
How to Redeem Shares 8
Account and Share Information 10
Who Manages the Fund? 10
Financial Information 11









April_______, 1999

16

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is high current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

This investment objective cannot be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a portfolio of U.S. Treasury and government agency securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

GRAPHIC REPRESENTATION OMITTED.  SEE FST APPENDIX

WHAT ARE THE FUND'S FEES AND EXPENSES?

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a            None
percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of          None
original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and None other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if            None
applicable)
Exchange Fee                                                      None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)(1)
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF
AVERAGE NET ASSETS)
Management Fee (2)                                                0.40%
Distribution (12b-1) Fee                                          None
Shareholder Services Fee (3)                                      0.25%
Other Expenses                                                    0.15%
Total Annual Fund Operating Expenses (4)                          0.80%
(1)Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending December 31, 1999. These are shown below along with the net expenses the Fund expects to ACTUALLY PAY for the fiscal year ending December 31, 1999.

-----------------------------------------------------------------

   Waiver of Fund Expenses                                        0.34%
   Total Actual Annual Fund Operating Expenses (after waivers)    0.46%

(4)

(2) The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund ( after the anticipated voluntary waiver) is expected to be 0.26% for the year ended December 31, 1999. (3) The shareholder services provider expects to voluntarily reduce a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary reduction at any time. The shareholder services fee paid by the Fund ( after the anticipated voluntary reduction) is expected to be 0.05% for the year ended December 31, 1999. (4) For the fiscal year ended December 31, 1998, prior to the proposed reorganization of Federated Short-Term U.S. Government Trust, the Former Fund, as a portfolio into Money Market Obligations Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses ( after waivers) were 0.79% and 0.46%, respectively.

  EXAMPLE

  The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE WAIVERS as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1         3         5          10
                                 YEAR      YEARS     YEARS      YEARS

                                  $81       $252      $439       $978



WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of U.S. Treasury and government agency securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The average maturity of the Fund's portfolio will be 90 days or less.

The Adviser targets an average portfolio maturity range by assessing likely movements in interest rates based upon general economic and market conditions. The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to lengthen or shorten the portfolio's average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

     U.S. Treasury and government agency securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. The Fund invests primarily in the following types of U.S. government securities.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

REPURCHASE AGREEMENTS

Repurchase Agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to CREDIT RISKS.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a U.S. government money market fund are described below.

CREDIT RISK

Credit risk is the possibility that an issuer will default (fails to repay interest and principal when due). If an issuer defaults, the Fund may lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV).

The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

The Fund's distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals.

     The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o       Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 3:00 p.m. Eastern time. You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. Eastern time. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

     o Establish your account with the Fund by submitting a completed New Account Form; and

     o Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE

  Wire Order Number, Dealer Number, or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600

   Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street

   Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

     o through an investment professional if you purchased Shares through an investment professional; or

     o directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600

   Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder Services Company
  1099 Hingham Street

   Rockland, MA 02370-3317 All requests must include:

o       Fund Name and Share Class, account number and account registration;

o       amount to be redeemed; and

o       signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

     o your redemption will be sent to an address other than the address of record;

     o your redemption will be sent to an address of record that was changed within the last thirty days; or

     o a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

     o an electronic transfer to your account at a financial institution that is an ACH member; or

     o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o       to allow your purchase to clear;

o       during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmations of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Research. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 200 mutual funds and separate accounts, which total more than $110 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

     The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburses the Fund for certain operating expenses.


YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Fund's Financial Highlights are contained in the Former Fund's prospectus, dated February 28, 1999, which must precede or accompany this document.

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

A Portfolio of Money Market Obligations Trust

Prospectus dated april_______, 1999

A Statement of Additional Information (SAI) dated April_______, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments in contained in the Fund's semi-annual report to shareholders as it becomes available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

INVESTMENT COMPANY ACT FILE NO. 811-5035
CUSIP

G00902-02 (4/99)

                                  FST APPENDIX

The Bar Chart and Performance Table below reflect historical performance data for Federated Short-Term U.S. Government Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, April ___, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund

The `y' axis reflects the "% Total Return" beginning with 0.00% and increasing in increments of 1.00% up to 10.00%.

The `x' axis represents calculation for the last ten calendar years of the Fund beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar for the calendar years 1988 through 1997. The percentages noted are: 9.17%, 8.11%, 5.93%, 3.64%, 2.95%,
3.99%, 5.72%, 5.10%, 5.24% and 5.16%, respectively.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's actual total returns on a yearly basis.

The Fund's Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value.

The Fund's 7-Day Net Yield as of 12/31/98 was 4.63%

     Within the period shown in the Chart, the Fund's highest quarterly return was 2.34% (quarter ended June 30, 1989). Its lowest quarterly return was 0.72% (quarter ended June 30, 1993).

The following table represents the Fund's Average Annual Total Return through 12/31/98.

CALENDAR PERIOD
1 Year         5.16%
5 Years        5.04%
10 Years       5.49%

Investors may call the Fund to acquire the current Seven-Day Net Yield by calling 1-800-341-7400.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

     [IN RED INK ON THE LEFT SIDE] THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              SUBJECT TO COMPLETION

                            DATED ___________________

STATEMENT OF ADDITIONAL INFORMATION

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

A Portfolio of Money Market Obligations Trust

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Short-Term U.S. Government Trust dated April____, 1999.

Obtain the prospectus without charge by calling 1-800-341-7400.

april_____, 1999

CONTENTS
How is the Fund Organized?
Securities in Which the Fund Invests
How is the Fund Sold?
Subaccounting Services
Redemption in Kind
Massachusetts Partnership Law
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?
Who is Federated Investors, Inc.?
Addresses

CUSIP __________

8020102B (4/99)

HOW IS THE FUND ORGANIZED?


The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on February 2, 1987, was reorganized as a portfolio of the Trust on ______________1999.

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

FIXED INCOME SECURITIES

    Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

TREASURY SECURITIES

    Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risk.

AGENCY SECURITIES

    Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risk, but not as low as Treasury securities.

    The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the MARKET AND PREPAYMENT RISKS of these mortgage backed securities.

MORTGAGE BACKED SECURITIES

    Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the PREPAYMENT RISKS of the underlying mortgages.

ZERO COUPON SECURITIES

    Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the MARKET AND CREDIT RISKS of a zero coupon security. There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind, or PIK, securities.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

    In conjunction with the Fund's ability to invest in the securities of other investment companies, the Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's univested cash.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

    Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

    Repurchase agreements are subject to CREDIT RISKS.

REVERSE REPURCHASE AGREEMENTS

    Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse Repurchase Agreements are subject to CREDIT RISK. In addition, Reverse Repurchase Agreements create LEVERAGE RISK because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

    Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create MARKET RISKS for the Fund. Delayed delivery transactions also involve CREDIT RISKS in the event of a counterparty default.

SECURITIES LENDING

    The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to MARKET RISKS AND CREDIT RISKS.

ASSET COVERAGE.

     In order to secure its obligations in connection with when-issued, and delayed-delivery transactions, the Fund will "cover" such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities; entering into an offsetting transaction; or segregating, earmarking, or depositing into an escrow account readily marketable securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts. As a result, use of these instruments will impede the Fund's ability to freely trade the assets being used to cover them, which could result in harm to the Fund.

INVESTMENT RISKS

     There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISK

o Credit risk is the possibility that an issuer will default (fails to repay interest and principal when due). If an issuer defaults, the Fund may lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

o Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk.

MARKET RISK

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

LEVERAGE RISK

o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

PREPAYMENT RISKS

o Generally, homeowners have the options to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

o

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

     The Trust will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchase and sales of securities.


ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Trust will not issue senior securities. The Trust will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any such borrowings would not be collateralized.

PLEDGING ASSETS

The Trust will not pledge securities except that it may enter into reverse repurchase agreements permitted by its investment objective and policies.

LENDING CASH OR SECURITIES

The Trust will not lend any assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Trust from purchasing or holding U.S. government securities, including repurchase agreements, permitted by its investment objective and policies.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities" as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

==============================================================================


ACQUIRING SECURITIES

The Trust will not acquire the voting securities of any issuer, except securities of other investment companies or as a part of a merger, consolidation, reorganization, or acquisition of assets.

INVESTING IN COMMODITIES

The Trust will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

INVESTING IN REAL ESTATE

The Trust will not purchase or sell real estate.

UNDERWRITING

The Trust will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

CONCENTRATION OF INVESTMENTS

The Trust will not invest 25% or more of the value of its total assets in any one industry. However, the Trust may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States, or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities. The U.S. government is not considered to be an industry.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Trust will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States, or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

INVESTING IN ILLIQUID SECURITIES

The Trust will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees and repurchase agreements providing for settlement in more than seven days after notice.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Trust will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.

INVESTING FOR CONTROL

The Trust will not invest in securities of a company for the purpose of exercising control or management.

For purposes of the above limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE

The Trust may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Trust will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Trust will determine the effective maturity of its investments according to Rule 2a-7. The Trust may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares.

As of December 9, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Union Planters Bank, Belleville, IL owned approximately 26,377,090 (7.69%), Heritage Bremen Bank &Trust, Tinley Park, IL owned approximately 24,141,165 shares (7.03%) and Friedmar & Co., Richmond, CA, owned approximately 21,605,479 shares (6.30%).

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Fund, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex includes 56 funds whose investment adviser is affiliated with the Fund's Adviser.

As of December 9, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Share.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




------------------------                                                                      TOTAL
NAME                                                                          -----------     COMPENSATION
BIRTHDATE                    --------------------------------------------     AGGREGATE       FROM TRUST AND
ADDRESS                      PRINCIPAL OCCUPATIONS                            COMPENSATION    FUND COMPLEX
POSITION WITH TRUST          FOR PAST 5 YEARS                                 FROM TRUST
JOHN F. DONAHUE*+            Chief Executive Officer and Director or                   $0     $0 for the
Birthdate: July 28, 1924     Trustee of the Federated Fund Complex;                           Trust and
Federated Investors          Chairman and Director, Federated Investors,                      54 other
Tower                        Inc.; Chairman and Trustee, Federated                            investment
1001 Liberty Avenue          Advisers, Federated Management, and                              companies
Pittsburgh, PA               Federated Research; Chairman and Director,                       in the Fund
CHAIRMAN AND TRUSTEE         Federated Research Corp., and Federated                          Complex
                             Global Research Corp.; Chairman, Passport
                             Research, Ltd.

-------------------------
THOMAS G. BIGLEY             Director or Trustee of the Federated Fund           $18, 351     $113,860.22 for
Birthdate: February 3,       Complex; Director, Member of Executive                           the
1934                         Committee, Children's Hospital of                                Trust and 54
15 Old Timber Trail          Pittsburgh; formerly: Senior Partner, Ernst                      other
Pittsburgh, PA               & Young LLP; Director, MED 3000 Group,                           investment
TRUSTEE                      Inc.; Director, Member of Executive                              companies
                             Committee, University of Pittsburgh.                             in the Fund
                                                                                              Complex

-------------------------
JOHN T. CONROY, JR.          Director or Trustee of the Federated Fund            $20,189     $125,264.48for
Birthdate: June 23, 1937     Complex; President, Investment Properties                        the
Wood/IPC Commercial          Corporation; Senior Vice President,                              Trust and 54
Dept.                        John R. Wood and Associates, Inc.,                               other
John R. Wood                 Realtors; Partner or Trustee in private                          investment
Associates, Inc.             real estate ventures in Southwest Florida;                       companies
Realtors                     formerly: President, Naples Property                             in the Fund
3255 Tamiami Trial           Management, Inc. and Northgate Village                           Complex
North Naples, FL             Development Corporation.

TRUSTEE

-------------------------
JOHN F. CUNNINGHAM++         Director or Trustee of some of the                        $0     $0 for the
Birthdate: March 5, 1943     Federated Funds; Chairman, President and                         Trust and 26
353 El Brillo Way            Chief Executive Officer, Cunningham & Co.,                       other
Palm Beach, FL               Inc. ; Trustee Associate, Boston College;                        investment
TRUSTEE                      Director, EMC Corporation; formerly:                             companies in
                             Director, Redgate Communications.                                the Fund Complex

                             Retired: Chairman of the Board and Chief
                             Executive Officer, Computer Consoles, Inc.,
                             President and Chief Operating Officer, Wang
                             Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

-------------------------
LAWRENCE D. ELLIS, M.D.*     Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
Birthdate: October 11,       Complex; Professor of Medicine, University                       the
1932                         of Pittsburgh; Medical Director, University                      Trust and 54
3471 Fifth Avenue            of Pittsburgh Medical Center - Downtown;                         other
Suite 1111                   Hematologist, Oncologist, and Internist,                         investment
Pittsburgh, PA               University of Pittsburgh Medical Center;                         companies
TRUSTEE                      Member, National Board of Trustees,                              in the Fund
                             Leukemia Society of America.                                     Complex

-------------------------
PETER E. MADDEN              Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
Birthdate: March 16,         Complex; formerly: Representative,                               the
1942                         Commonwealth of Massachusetts General                            Trust and 54
One Royal Palm Way           Court; President, State Street Bank and                          other
100 Royal Palm Way           Trust Company and State Street Corporation.                      investment
Palm Beach, FL                                                                                companies
TRUSTEE                      Retired: Director, VISA USA and VISA                             in the Fund
                             International; Chairman and Director,                            Complex
                             Massachusetts Bankers Association;

                             Director, Depository Trust Corporation.

-------------------------
CHARLES F. MANSFIELD,        Director or Trustee of some of the                        $0     $0 for the
JR.++                        Federated Funds; Management Consultant.                          Trust and 0
Birthdate: April 10,                                                                          other
1945                         Retired: Chief Executive Officer, PBTC                           investment
80 South Road                International Bank; Chief Financial Officer                      companies in
Westhampton Beach, NY        of Retail Banking Sector, Chase Manhattan                        the Fund Complex
TRUSTEE                      Bank; Senior Vice President, Marine Midland
                             Bank; Vice President, Citibank; Assistant
                             Professor of Banking and Finance, Frank G.
                             Zarb School of Business, Hofstra University.

-------------------------
JOHN E. MURRAY, JR.,         Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
J.D., S.J.D.                 Complex; President, Law Professor, Duquesne                      the
Birthdate: December 20,      University; Consulting Partner, Mollica &                        Trust and 54
1932                         Murray.                                                          other
President, Duquesne                                                                           investment
University                   Retired: Dean and Professor of Law,                              companies
Pittsburgh, PA               University of Pittsburgh School of Law;                          in the Fund
TRUSTEE                      Dean and Professor of Law, Villanova                             Complex
                             University School of Law.

-------------------------
MARJORIE P. SMUTS            Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
Birthdate: June 21, 1935     Complex; Public                                                  the Trust and
4905 Bayard Street           Relations/Marketing/Conference Planning.                         54 other
Pittsburgh, PA                                                                                investment
TRUSTEE                      Retired: National Spokesperson, Aluminum                         companies in
                             Company of America; business owner.                              the Fund Complex

-------------------------
JOHN S. WALSH++              Director or Trustee of some of the                        $0     $0 for the
Birthdate: November 28,      Federated Funds; President and Director,                         Trust and 22
1957                         Heat Wagon, Inc.; President and Director,                        other
2007 Sherwood Drive          Manufacturers Products, Inc.; President,                         investment
Valparaiso, IN               Portable Heater Parts, a division of                             companies in
TRUSTEE                      Manufacturers Products, Inc.; Director,                          the Fund Complex
                             Walsh & Kelly, Inc.; formerly, Vice
                             President, Walsh & Kelly, Inc.

-------------------------
J. CHRISTOPHER DONAHUE+      President or Executive Vice President of                  $0     $0 for the
Birthdate: April 11,         the Federated Fund Complex; Director or                          Trust and 16
1949                         Trustee of some of the Funds in the                              other
Federated Investors          Federated Fund Complex; President and                            investment
Tower                        Director, Federated Investors, Inc.;                             companies in
1001 Liberty Avenue          President and Trustee, Federated Advisers,                       the Fund Complex
Pittsburgh, PA               Federated Management, and Federated
PRESIDENT                    Research; President and Director, Federated
                             Research Corp. and Federated Global
                             Research Corp.; President, Passport
                             Research, Ltd.; Trustee, Federated
                             Shareholder Services Company; Director,
                             Federated Services Company.

-------------------------




EDWARD C. GONZALES           Trustee or Director of some of the Funds in               $0     $0 for the
Birthdate: October 22,       the Federated Fund Complex; President,                           Trust and
1930                         Executive Vice President and Treasurer of                        1 other
Federated Investors          some of the Funds in the Federated Fund                          investment
Tower                        Complex; Vice Chairman, Federated                                companies in
1001 Liberty Avenue          Investors, Inc.; Vice President, Federated                       the Fund Complex
Pittsburgh, PA               Advisers, Federated Management, Federated
EXECUTIVE VICE PRESIDENT     Research, Federated Research Corp.,
                             Federated Global Research Corp. and
                             Passport Research, Ltd.; Executive Vice
                             President and Director, Federated
                             Securities Corp.; Trustee, Federated
                             Shareholder Services Company.

-------------------------
JOHN W. MCGONIGLE            Executive Vice President and Secretary of                 $0     $0 for the
Birthdate: October 26,       the Federated Fund Complex; Executive Vice                       Trust and 54
1938                         President, Secretary, and Director,                              other
Federated Investors          Federated Investors, Inc.; Trustee,                              investment
Tower                        Federated Advisers, Federated Management,                        companies in
1001 Liberty Avenue          and Federated Research; Director, Federated                      the Fund Complex
Pittsburgh, PA               Research Corp. and Federated Global
EXECUTIVE VICE               Research Corp.; Director, Federated
PRESIDENT AND SECRETARY      Services Company; Director, Federated
                             Securities Corp.

-------------------------
RICHARD J. THOMAS            Treasurer of the Federated Fund Complex;                  $0     $0 for the
Birthdate:  June 17,         Vice President - Funds Financial Services                        Trust and 54
1954                         Division, Federated Investors, Inc.;                             other
Federated Investors          Formerly: various management positions                           investment
Tower                        within Funds Financial Services Division of                      companies in
1001 Liberty Avenue          Federated Investors, Inc.                                        the Fund Complex
Pittsburgh, PA

TREASURER

-------------------------
WILLIAM D. DAWSON, III       Chief Investment Officer of this Fund and                 $0     $0 for the
Birthdate: March 3, 1949     various other Funds in the Federated Fund                        Trust and 41
Federated Investors          Complex; Executive Vice President,                               other
Tower                        Federated Investment Counseling, Federated                       investment
1001 Liberty Avenue          Global Research Corp., Federated Advisers,                       companies in
Pittsburgh, PA               Federated Management, Federated Research,                        the Fund Complex
CHIEF INVESTMENT OFFICER     and Passport Research, Ltd.; Registered
                             Representative, Federated Securities Corp.;
                             Portfolio Manager, Federated Administrative
                             Services; Vice President, Federated
                             Investors, Inc.; Formerly: Executive Vice
                             President and Senior Vice President,
                             Federated Investment Counseling
                             Institutional Portfolio Management Services
                             Division; Senior Vice President, Federated
                             Research Corp., Federated Advisers,
                             Federated Management, Federated Research,
                             and Passport Research, Ltd.

-------------------------
RICHARD B. FISHER            President or Vice President of some of the                $0     $0 for the
Birthdate: May 17, 1923      Funds in the Federated Fund Complex;                             Trust and 6
Federated Investors          Director or Trustee of some of the Funds in                      other
Tower                        the Federated Fund Complex; Executive Vice                       investment
1001 Liberty Avenue          President, Federated Investors, Inc.;                            companies in
Pittsburgh, PA               Chairman and Director, Federated Securities                      the Fund Complex
VICE PRESIDENT               Corp.

-------------------------
DEBORAH A. CUNNINGHAM        Deborah A. Cunningham is Vice President of                $0     $0 for the
Birthdate:  September        the Trust.  Ms. Cunningham joined Federated                      Trust and 6
15, 1959                     Investors in 1981 and has been a Senior                          other
Federated Investors          Portfolio Manager and a Senior Vice                              investment
Tower                        President of the Fund's investment adviser                       companies in
1001 Liberty Avenue          since 1997.  Ms. Cunningham served as a                          the Fund Complex
Pittsburgh, PA               Portfolio Manager and a Vice President of
VICE PRESIDENT               the investment adviser from 1993 until
                             1996. Ms. Cunningham is a Chartered
                             Financial Analyst and received her M.S.B.A.
                             in Finance from Robert Morris College.

MARY JO OCHSON               Mary Jo Ochson is Vice President of the                   $0     $0 for the
Birthdate:  September        Trust.  Ms. Ochson joined Federated                              Trust and 7
12, 1953                     Investors in 1982 and has been a Senior                          other
Federated Investors          Portfolio Manager and a Senior Vice                              investment
Tower                        President of the Fund's investment adviser                       companies in
1001 Liberty Avenue          since 1996.  From 1988 through 1995, Ms.                         the Fund Complex
Pittsburgh, PA               Ochson served as a Portfolio Manager and a
VICE PRESIDENT               Vice President of the Fund's investment
                             adviser.  Ms. Ochson is a Chartered
                             Financial Analyst and received her M.B.A.
                             in Finance from the University of

                             Pittsburgh.

SUSAN R. HILL                Susan R. Hill is Vice President of the                    $0     $0 for the
Birthdate:  June 20,         Trust/.  Ms. Hill joined Federated                               Trust and __
1963                         Investors in 1990 and has been a Portfolio                       other
Federated Investors          Manager since 1993 and a Vice President of                       investment
Tower                        the Fund's investment adviser since 1997.                        companies in
1001 Liberty Avenue          Ms. Hill was a Portfolio Manager and an                          the Fund Complex
Pittsburgh, PA               Assistant Vice President of the investment
VICE PRESIDENT               adviser from 1994 until 1997.  Ms. Hill is
                             a Chartered Financial Analyst and received
                             an M.S. in Industrial Administration from
                             Carnegie Mellon University.

+Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.

++Messrs. Cunningham , Mansfield, and Walsh became members of the Board of Trustees on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.

NVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE      AVERAGE AGGREGATE DAILY NET ASSETS OF THE FEDERATED
FEE                             FUNDS
0.150 of 1%                     on the first $250 million

-------------------------
0.125 of 1%                     on the next $250 million
-------------------------
0.100 of 1%                     on the next $250 million
-------------------------
0.075 of 1%                     on assets in excess of $750 million
-------------------------
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.


Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP, Boston, MA is the independent public accountant for the Fund.



FEES PAID BY THE FUND FOR SERVICES

FOR THE YEAR ENDED
--------------------------------                 1998                 1997                1996
DECEMBER 31, 1998

Advisory Fee Earned                                 $           $2,113,857          $2,431,793
---------------------------------
Advisory Fee Reduction                              $             $666,937            $775,483
---------------------------------
Brokerage Commissions                               $

---------------------------------
Administrative Fee                                  $             $398,950            $459,537
---------------------------------
Shareholder Services Fee                            $                  ---               -----
---------------------------------


     For the fiscal years ended December 31, 1997 and 1996, fees paid by the fund for services are prior to the Fund's reorganization as a portfolio of the Trust on April ____, 1999.



HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-, five- and ten-year periods ended December 31, 1998.

Yield and Effective Yield given for the 30-day period ended December 31, 1998.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on April ____, 1999.

                       1 YEAR            5 YEARS            10 YEARS
Total Return

Yield
Effective Yield

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

     o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC.

Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/DONOGHUE'S MONEY FUND REPORT

Publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.

MONEY

A monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income - William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated

advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

ADDRESSES

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812

8020102B (4/99)

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commisssion is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                             SUBJECT TO COMPLETION

                                DATED

PROSPECTUS

TRUST FOR GOVERNMENT CASH RESERVES

A Portfolio of Money Market Obligations Trust

A money market mutual fund investing only in a portfolio of U.S. government securities maturing in 13 months or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary                                             1
What are the Fund's Fees and Expenses?                          3
What are the Fund's Investment Strategies?                      4
What are the Principal Securities in Which the Fund Invests?    4
What are the Specific Risks of Investing in the Fund?           4
What do Shares Cost?                                            5
How is the Fund Sold?                                           5
How to Purchase Shares                                          5
How to Redeem Shares                                            6
Account and Share Information                                   8
Who Manages the Fund?                                           9
Financial Information                                           9

APRIL     , 1999

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is high current income consistent with the stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a portfolio of U.S. Treasury and government agency securities that pay interest that is exempt from state personal income tax. The dollar- weighted average maturity of the Fund's portfolio will be 60 days or less; no portfolio security will have a maturity of more than 13 months.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table



The Bar Chart and Performance Table below reflect historical performance data for Trust for Government Cash Reserves (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, April , 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.



                             [GRAPH APPEARS HERE]

The bar chart shows the variability of the Fund's actual total return on a yearly basis. The Fund's Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 1.94% (quarter ended June 30, 1990). Its lowest quarterly return was 0.70% (quarters ended March 31, 1993 and June 30, 1993).

The Fund's Seven-Day Net Yield as of 12/31/98 was 4.71%.
Average Annual Total Return

Calendar Period                              Fund
1 Year                                       5.11%
5 Years                                      4.98%
Start of Performance1                        5.26%

1 The Funds start of performance date was March 30, 1989.

Investors may call the Fund to acquire the current Seven-Day Net Yield by calling 1-800-341-7400.

While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?


TRUST FOR GOVERNMENT CASH RESERVES
FEES AND EXPENSES

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                       None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)  None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                         None
Exchange Fee                                                                                                               None

Annual Fund Operating Expenses (Before Waivers)1

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee2                                                                                                             0.40%
Distribution (12b-1) Fee                                                                                                   None
Shareholder Services Fee3                                                                                                   0.25%
Other Expenses                                                                                                              0.12%
Total Annual Fund Operating Expenses4                                                                                       0.77%



1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending November 30, 1999. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending November30,1999.

Waiver of Fund Expenses                                                                                                     0.31%
Total Actual Annual Fund Operating Expenses (after waivers)4                                                                0.46%

2 The adviser expects to voluntary waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.29% for the year ended December 31, 1999.

3 The shareholder services provider expects to voluntarily reduce a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary reduction at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary reduction) is expected to be 0.05% for the year ended December 31, 1999.

4 For the fiscal year ended December 31, 1998, prior to the proposed reorganization of Trust for Government Cash Reserves, the Former Fund, as a portfolio into Money Market Obligations Trust, the Total Annual Fund Operating
  Expenses and Total Actual Annual Fund Operating Expenses (after waivers) were
  0.77% and 0.46%, respectively.


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year     3 Years      5 Years      10 Years
  $79        $246         $428          $954

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of U.S. Treasury and government agency securities that pay interest that is exempt from state personal income tax. Portfolio securities will have a maturity of 397 days or less. However, in an effort to qualify for the highest rating for money market funds issued by a nationally recognized rating service, the Fund intends to limit the dollar-weighted average maturity of its portfolio to 60 days or less.

  The adviser targets a dollar-weighted average portfolio maturity range for the Fund based upon its interest rate outlook. The adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

 . current U.S. economic activity and the outlook for future activity, . current short-term interest rates, and . recent actions by the Federal Reserve Board regarding short-term interest rates and market expectations regarding future actions.

The adviser generally shortens the portfolio's dollar- weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The adviser selects securities used to lengthen or shorten the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

What are the Principal Securities in Which the Fund Invests?

U.S. Treasury and government agency securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. The Fund invests primarily in the following types of U.S. government securities.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a U.S. government money market fund are described below.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

  Interest rate changes have a greater affect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV).

  The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's distributor markets the Shares described in this prospectus to institutional investors, such as banks, fiduciaries, custodians of public funds, and similar institutional investors, such as corporations, unions, hospitals, insurance companies, and municipalities. The Fund may not be a suitable investment for retirement plans. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 . Establish an account with the investment professional; and . Submit your purchase order to the investment professional before 2:00 p.m.

   (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 2:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account

   Form; and

 .  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre-determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional. Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

  If you call before 2:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 2:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without the day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail

You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317 All requests must include:

 . Fund Name and Share Class, account number and account registration; . amount to be redeemed; and . signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees Signatures must be guaranteed if:

 .   your redemption will be sent to an address other than the address of record;

 .   your redemption will be sent to an address of record that was changed within the last thirty days; or

 .   a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues Share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT STATEMENTS

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  The Fund will limit its investments to those which, if owned directly, pay interest exempt from state personal income tax. However, under the laws of some states, the net investment income distributed by the Fund may be taxable to shareholders.

  Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?



The Board of Trustees governs the Fund. The Board selects and oversees the

     Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated

Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



  The Adviser and other subsidiaries of Federated advise approximately 200 mutual funds and separate accounts, which total more than $110 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The Fund's Financial Highlights are contained in the Former Fund's prospectus, dated January 31, 1999, which must precede or accompany this document.


[FEDERATED LOGO]

Trust for Government Cash Reserves

A Portfolio of Money Market Obligations Trust

APRIL    , 1999

A Statement of Additional Information (SAI) dated

April , 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual report to shareholders as it becomes available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[FEDERATED LOGO]

Trust for Government Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5772
Cusip

G00865-02 (4/99)

Federated is a registered mark of Federated Investors, Inc.

1999 (C)Federated Investors, Inc.     [RECYCLED PAPER LOGO]

                                  TGCR APPENDIX

The Bar Chart and Performance Table below reflect historical performance data for Trust for Government Cash Reserves (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, April ___, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund

The `y' axis reflects the "% Total Return" beginning with 0.00% and increasing in increments of 2.00% up to 8.00%.

The `x' axis represents calculation for the last nine calendar years of the Fund beginning with the earliest year. The light gray shaded chart features nine distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar for the calendar years 1990 through 1998. The percentages noted are: 7.87%, 5.71%, 3.45%, 2.86%, 3.96%,
5.59%, 5.05%, 5.17% and 5.11%, respectively.

The bar chart shows the variability of the Fund's actual total return on a yearly basis.

The Fund's Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value.

     Within the period shown in the Chart, the Fund's highest quarterly return was 1.94% (quarter ended June 30, 1990). Its lowest quarterly return was 0.70% (quarters ended March 31, 1993 and June 30, 1993).

The Fund's 7-Day net yield as of 12/31/98 was 4.71%.

The following table represents the Fund's Average Annual Total Return through 12/31/98.

CALENDAR PERIOD
---------------
1 Year                       5.11%
5 Years                      4.98%
Start of Performance 1.             5.26%

1. The Fund's start of performance date was March 30, 1989.

Investors may call the Fund to acquire the current Seven-Day Net Yield by calling 1-800-341-7400.

While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

     [IN RED INK ON THE LEFT SIDE] THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              SUBJECT TO COMPLETION

                            DATED ___________________

STATEMENT OF ADDITIONAL INFORMATION

TRUST FOR GOVERNMENT CASH RESERVES

A Portfolio of Money Market Obligations Trust

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Trust for Government Cash Reserves
(Fund), dated April ___, 1999. Obtain the prospectus without charge by calling 1-800-341-7400.

April ____, 1999

CONTENTS
How is the Fund Organized?
Securities in Which the Fund Invests
How is the Fund Sold?
Subaccounting Services
Redemption in Kind
Massachusetts Partnership Law
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?
Who is Federated Investors, Inc.?
Addresses

CUSIP ___________

9022103B (4/99)

HOW IS THE FUND ORGANIZED?


The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on January 26, 1989, was reorganized as a portfolio of the Trust on ___________1999.

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which the Fund invests.

    TREASURY SECURITIES

    Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risks. AGENCY SECURITIES Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities.

    ZERO COUPON SECURITIES

    Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the market risks of a zero coupon security. There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common forms of stripped U.S. Treasury zero coupon securities. INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES In conjunction with the Fund's ability to invest in the securities of other investment companies, the Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's univested cash.

SPECIAL TRANSACTIONS
    WHEN ISSUED TRANSACTIONS

    When issued transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions SO THAT the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create MARKET RISKS for the Fund. When issued transactions also involve CREDIT RISKS in the event of a counterparty default.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money except as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except that it may purchase or hold U.S. government securities, permitted by its investment objective, policies, and limitations.

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate.

UNDERWRITING

     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


CONCENTRATION OF INVESTMENTS

The Fund will not invest 25% or more of the value of its total assets in any one industry. However, the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities. The U.S. government is not considered to be an industry.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

The above limitations cannot be changed unless authorized by the vote of a majority of its outstanding voting securities. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

==============================================================================

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its net assets in illiquid securities.

INVESTING FOR CONTROL

The Fund will not invest in securities of a company for the purpose of exercising control or management.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the dollar-weighted average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses of qualified employees to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases shares, the investment professional may receive:

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares of all series entitled to vote.

As of January 6, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: NMF & Co., Nutter McClennen & Fish, Boston, MA, owned 19.10% of the Fund; Saxon & Co., Lester, PA, owned 12.72% of the Fund; Acadia & Co., Boston, MA, owned 5.73% of the Fund; Publix Super Market, Lakeland, FL, owned 5.47% of the Fund; and Fiduciary Trust Co. International, New York, NY, owned 5.26% of the Fund.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Fund, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex includes 56 investment companies whose investment adviser is affiliated with the Fund's Adviser. As of January 6, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.





------------------------                                                                      TOTAL
NAME                                                                          -----------     COMPENSATION
BIRTHDATE                    --------------------------------------------     AGGREGATE       FROM TRUST AND
ADDRESS                      PRINCIPAL OCCUPATIONS                            COMPENSATION    FUND COMPLEX
POSITION WITH TRUST          FOR PAST 5 YEARS                                 FROM TRUST
JOHN F. DONAHUE*+            Chief Executive Officer and Director or                   $0     $0 for the
Birthdate: July 28, 1924     Trustee of the Federated Fund Complex;                           Trust and
Federated Investors          Chairman and Director, Federated Investors,                      54 other
Tower                        Inc.; Chairman and Trustee, Federated                            investment
1001 Liberty Avenue          Advisers, Federated Management, and                              companies
Pittsburgh, PA               Federated Research; Chairman and Director,                       in the Fund
CHAIRMAN AND TRUSTEE         Federated Research Corp., and Federated                          Complex
                             Global Research Corp.; Chairman, Passport
                             Research, Ltd.

-------------------------
THOMAS G. BIGLEY             Director or Trustee of the Federated Fund           $18, 351     $113,860.22 for
Birthdate: February 3,       Complex; Director, Member of Executive                           the
1934                         Committee, Children's Hospital of                                Trust and 54
15 Old Timber Trail          Pittsburgh; formerly: Senior Partner, Ernst                      other
Pittsburgh, PA               & Young LLP; Director, MED 3000 Group,                           investment
TRUSTEE                      Inc.; Director, Member of Executive                              companies
                             Committee, University of Pittsburgh.                             in the Fund
                                                                                              Complex

-------------------------
JOHN T. CONROY, JR.          Director or Trustee of the Federated Fund            $20,189     $125,264.48for
Birthdate: June 23, 1937     Complex; President, Investment Properties                        the
Wood/IPC Commercial          Corporation; Senior Vice President,                              Trust and 54
Dept.                        John R. Wood and Associates, Inc.,                               other
John R. Wood                 Realtors; Partner or Trustee in private                          investment
Associates, Inc.             real estate ventures in Southwest Florida;                       companies
Realtors                     formerly: President, Naples Property                             in the Fund
3255 Tamiami Trial           Management, Inc. and Northgate Village                           Complex
North Naples, FL             Development Corporation.

TRUSTEE

-------------------------
JOHN F. CUNNINGHAM++         Director or Trustee of some of the                        $0     $0 for the
Birthdate: March 5, 1943     Federated Funds; Chairman, President and                         Trust and 26
353 El Brillo Way            Chief Executive Officer, Cunningham & Co.,                       other
Palm Beach, FL               Inc. ; Trustee Associate, Boston College;                        investment
TRUSTEE                      Director, EMC Corporation; formerly:                             companies in
                             Director, Redgate Communications.                                the Fund Complex

                             Retired: Chairman of the Board and Chief
                             Executive Officer, Computer Consoles, Inc.,
                             President and Chief Operating Officer, Wang
                             Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

-------------------------
LAWRENCE D. ELLIS, M.D.*     Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
Birthdate: October 11,       Complex; Professor of Medicine, University                       the
1932                         of Pittsburgh; Medical Director, University                      Trust and 54
3471 Fifth Avenue            of Pittsburgh Medical Center - Downtown;                         other
Suite 1111                   Hematologist, Oncologist, and Internist,                         investment
Pittsburgh, PA               University of Pittsburgh Medical Center;                         companies
TRUSTEE                      Member, National Board of Trustees,                              in the Fund
                             Leukemia Society of America.                                     Complex

-------------------------
PETER E. MADDEN              Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
Birthdate: March 16,         Complex; formerly: Representative,                               the
1942                         Commonwealth of Massachusetts General                            Trust and 54
One Royal Palm Way           Court; President, State Street Bank and                          other
100 Royal Palm Way           Trust Company and State Street Corporation.                      investment
Palm Beach, FL                                                                                companies
TRUSTEE                      Retired: Director, VISA USA and VISA                             in the Fund
                             International; Chairman and Director,                            Complex
                             Massachusetts Bankers Association;

                             Director, Depository Trust Corporation.

-------------------------
CHARLES F. MANSFIELD,        Director or Trustee of some of the                        $0     $0 for the
JR.++                        Federated Funds; Management Consultant.                          Trust and 0
Birthdate: April 10,                                                                          other
1945                         Retired: Chief Executive Officer, PBTC                           investment
80 South Road                International Bank; Chief Financial Officer                      companies in
Westhampton Beach, NY        of Retail Banking Sector, Chase Manhattan                        the Fund Complex
TRUSTEE                      Bank; Senior Vice President, Marine Midland
                             Bank; Vice President, Citibank; Assistant
                             Professor of Banking and Finance, Frank G.
                             Zarb School of Business, Hofstra University.

-------------------------
JOHN E. MURRAY, JR.,         Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
J.D., S.J.D.                 Complex; President, Law Professor, Duquesne                      the
Birthdate: December 20,      University; Consulting Partner, Mollica &                        Trust and 54
1932                         Murray.                                                          other
President, Duquesne                                                                           investment
University                   Retired: Dean and Professor of Law,                              companies
Pittsburgh, PA               University of Pittsburgh School of Law;                          in the Fund
TRUSTEE                      Dean and Professor of Law, Villanova                             Complex
                             University School of Law.

-------------------------
MARJORIE P. SMUTS            Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
Birthdate: June 21, 1935     Complex; Public                                                  the Trust and
4905 Bayard Street           Relations/Marketing/Conference Planning.                         54 other
Pittsburgh, PA                                                                                investment
TRUSTEE                      Retired: National Spokesperson, Aluminum                         companies in
                             Company of America; business owner.                              the Fund Complex

-------------------------
JOHN S. WALSH++              Director or Trustee of some of the                        $0     $0 for the
Birthdate: November 28,      Federated Funds; President and Director,                         Trust and 22
1957                         Heat Wagon, Inc.; President and Director,                        other
2007 Sherwood Drive          Manufacturers Products, Inc.; President,                         investment
Valparaiso, IN               Portable Heater Parts, a division of                             companies in
TRUSTEE                      Manufacturers Products, Inc.; Director,                          the Fund Complex
                             Walsh & Kelly, Inc.; formerly, Vice
                             President, Walsh & Kelly, Inc.

-------------------------
J. CHRISTOPHER DONAHUE+      President or Executive Vice President of                  $0     $0 for the
Birthdate: April 11,         the Federated Fund Complex; Director or                          Trust and 16
1949                         Trustee of some of the Funds in the                              other
Federated Investors          Federated Fund Complex; President and                            investment
Tower                        Director, Federated Investors, Inc.;                             companies in
1001 Liberty Avenue          President and Trustee, Federated Advisers,                       the Fund Complex
Pittsburgh, PA               Federated Management, and Federated
PRESIDENT                    Research; President and Director, Federated
                             Research Corp. and Federated Global
                             Research Corp.; President, Passport
                             Research, Ltd.; Trustee, Federated
                             Shareholder Services Company; Director,
                             Federated Services Company.

-------------------------




EDWARD C. GONZALES           Trustee or Director of some of the Funds in               $0     $0 for the
Birthdate: October 22,       the Federated Fund Complex; President,                           Trust and
1930                         Executive Vice President and Treasurer of                        1 other
Federated Investors          some of the Funds in the Federated Fund                          investment
Tower                        Complex; Vice Chairman, Federated                                companies in
1001 Liberty Avenue          Investors, Inc.; Vice President, Federated                       the Fund Complex
Pittsburgh, PA               Advisers, Federated Management, Federated
EXECUTIVE VICE PRESIDENT     Research, Federated Research Corp.,
                             Federated Global Research Corp. and
                             Passport Research, Ltd.; Executive Vice
                             President and Director, Federated
                             Securities Corp.; Trustee, Federated
                             Shareholder Services Company.

-------------------------
JOHN W. MCGONIGLE            Executive Vice President and Secretary of                 $0     $0 for the
Birthdate: October 26,       the Federated Fund Complex; Executive Vice                       Trust and 54
1938                         President, Secretary, and Director,                              other
Federated Investors          Federated Investors, Inc.; Trustee,                              investment
Tower                        Federated Advisers, Federated Management,                        companies in
1001 Liberty Avenue          and Federated Research; Director, Federated                      the Fund Complex
Pittsburgh, PA               Research Corp. and Federated Global
EXECUTIVE VICE               Research Corp.; Director, Federated
PRESIDENT AND SECRETARY      Services Company; Director, Federated
                             Securities Corp.

-------------------------
RICHARD J. THOMAS            Treasurer of the Federated Fund Complex;                  $0     $0 for the
Birthdate:  June 17,         Vice President - Funds Financial Services                        Trust and 54
1954                         Division, Federated Investors, Inc.;                             other
Federated Investors          Formerly: various management positions                           investment
Tower                        within Funds Financial Services Division of                      companies in
1001 Liberty Avenue          Federated Investors, Inc.                                        the Fund Complex
Pittsburgh, PA

TREASURER

-------------------------
WILLIAM D. DAWSON, III       Chief Investment Officer of this Fund and                 $0     $0 for the
Birthdate: March 3, 1949     various other Funds in the Federated Fund                        Trust and 41
Federated Investors          Complex; Executive Vice President,                               other
Tower                        Federated Investment Counseling, Federated                       investment
1001 Liberty Avenue          Global Research Corp., Federated Advisers,                       companies in
Pittsburgh, PA               Federated Management, Federated Research,                        the Fund Complex
CHIEF INVESTMENT OFFICER     and Passport Research, Ltd.; Registered
                             Representative, Federated Securities Corp.;
                             Portfolio Manager, Federated Administrative
                             Services; Vice President, Federated
                             Investors, Inc.; Formerly: Executive Vice
                             President and Senior Vice President,
                             Federated Investment Counseling
                             Institutional Portfolio Management Services
                             Division; Senior Vice President, Federated
                             Research Corp., Federated Advisers,
                             Federated Management, Federated Research,
                             and Passport Research, Ltd.

-------------------------
RICHARD B. FISHER            President or Vice President of some of the                $0     $0 for the
Birthdate: May 17, 1923      Funds in the Federated Fund Complex;                             Trust and 6
Federated Investors          Director or Trustee of some of the Funds in                      other
Tower                        the Federated Fund Complex; Executive Vice                       investment
1001 Liberty Avenue          President, Federated Investors, Inc.;                            companies in
Pittsburgh, PA               Chairman and Director, Federated Securities                      the Fund Complex
VICE PRESIDENT               Corp.

-------------------------
DEBORAH A. CUNNINGHAM        Deborah A. Cunningham is Vice President of                $0     $0 for the
Birthdate:  September        the Trust.  Ms. Cunningham joined Federated                      Trust and 6
15, 1959                     Investors in 1981 and has been a Senior                          other
Federated Investors          Portfolio Manager and a Senior Vice                              investment
Tower                        President of the Fund's investment adviser                       companies in
1001 Liberty Avenue          since 1997.  Ms. Cunningham served as a                          the Fund Complex
Pittsburgh, PA               Portfolio Manager and a Vice President of
VICE PRESIDENT               the investment adviser from 1993 until
                             1996. Ms. Cunningham is a Chartered
                             Financial Analyst and received her M.S.B.A.
                             in Finance from Robert Morris College.

MARY JO OCHSON               Mary Jo Ochson is Vice President of the                   $0     $0 for the
Birthdate:  September        Trust.  Ms. Ochson joined Federated                              Trust and 7
12, 1953                     Investors in 1982 and has been a Senior                          other
Federated Investors          Portfolio Manager and a Senior Vice                              investment
Tower                        President of the Fund's investment adviser                       companies in
1001 Liberty Avenue          since 1996.  From 1988 through 1995, Ms.                         the Fund Complex
Pittsburgh, PA               Ochson served as a Portfolio Manager and a
VICE PRESIDENT               Vice President of the Fund's investment
                             adviser.  Ms. Ochson is a Chartered
                             Financial Analyst and received her M.B.A.
                             in Finance from the University of

                             Pittsburgh.

SUSAN R. HILL                Susan R. Hill is Vice President of the                    $0     $0 for the
Birthdate:  June 20,         Trust/.  Ms. Hill joined Federated                               Trust and __
1963                         Investors in 1990 and has been a Portfolio                       other
Federated Investors          Manager since 1993 and a Vice President of                       investment
Tower                        the Fund's investment adviser since 1997.                        companies in
1001 Liberty Avenue          Ms. Hill was a Portfolio Manager and an                          the Fund Complex
Pittsburgh, PA               Assistant Vice President of the investment
VICE PRESIDENT               adviser from 1994 until 1997.  Ms. Hill is
                             a Chartered Financial Analyst and received
                             an M.S. in Industrial Administration from
                             Carnegie Mellon University.

+Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.

++Messrs. Cunningham , Mansfield, and Walsh became members of the Board of Trustees on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

The Adviser shall not be liable to the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE     AVERAGE AGGREGATE DAILY NET ASSETS OF THE FEDERATED
FEE                             FUNDS
0.150 of 1%                     on the first $250 million

-------------------------
0.125 of 1%                     on the next $250 million
-------------------------
0.100 of 1%                     on the next $250 million
-------------------------
0.075 of 1%                     on assets in excess of $750 million
-------------------------
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES

--------------------------------                 1998                 1997                1996
FOR THE YEAR ENDED NOVEMBER 30
Advisory Fee Earned                        $2,210,660           $2,555,772          $2,436,831
---------------------------------
Advisory Fee Reduction                       $595,406             $675,932            $748,431
---------------------------------
Brokerage Commissions                              $0                   $0                  $0
---------------------------------
Administrative Fee                           $416,709             $482,402            $460,540
---------------------------------
Shareholder Services Fee                     $276,335                   --                  --
---------------------------------
If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


For the fiscal years ended November 30, 1998, 1997 and 1996, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on April ____, 1999.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; dollar-weighted average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-, five- and since inception periods ended November 30, 1998.

Yield, and Effective Yield given for the 7-day period ended November 30, 1998.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on April ____, 1999.


                  7-DAY PERIOD      1 YEAR            5 YEARS    SINCE INCEPTION
                           ON MARCH 30, 1989

Total Return         --               5.16                4.94        5.27
Yield                 4.71           --                  --          --
Effective Yield       4.82           --                  --          --

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned form the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising, the sum to the 365/7th power; and subtracting 1 from the result.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC.

Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

IBC/DONOGHUE'S MONEY FUND REPORT

Publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.

MONEY

A monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

SALOMON 30-DAY TREASURY BILL INDEX

A weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

DISCOUNT CORPORATION OF NEW YORK 30-DAY FEDERAL AGENCIES

A weekly quote of the average daily offering price for selected federated agency issues maturing in 30 days.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is the fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated

advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

ADDRESSES

TRUST FOR GOVERNMENT CASH RESERVES

Federated Investors Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower

1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812

9022103B (4/99)

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                             SUBJECT TO COMPLETION

                               DATED

PROSPECTUS

Trust for Short-Term U.S. Government Securities

A Portfolio of Money Market Obligations Trust

A money market mutual fund investing in U.S. government securities maturing in one year or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary                                             1
What are the Fund's Fees and Expenses?                          3
What are the Fund's Investment Strategies?                      4
What are the Principal Securities in Which the Fund Invests?    4
What are the Specific Risks of Investing in the Fund?           4
What do Shares Cost?                                            5
How is the Fund Sold?                                           5
How to Purchase Shares                                          5
How to Redeem Shares                                            7
Account and Share Information                                   8
Who Manages the Fund?                                           9
Financial Information                                           9

APRIL    , 1999

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is high current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a portfolio of U.S. Treasury and government agency securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table



The Bar Chart and Performance Table below reflect historical performance data for Trust for Short-Term U.S. Government Securities (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, April , 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the
    Fund.

                             [GRAPH APPEARS HERE]

The bar chart shows the variability of the Fund's actual total returns on a calendar year end basis.

The Fund's Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 2.29% (quarter ended June 30, 1989). Its lowest quarterly return was 0.70% (quarter ended June 30, 1993).

The Fund's Seven-Day Net Yield as of 12/31/98 was 4.66%.
Average Annual Total Return

Calendar Period                                             Fund
1 Year                                                      5.15%
5 Years                                                     4.99%
10 Years                                                    5.41%

Investors may call the Fund to acquire the current Seven-Day Net Yield by calling 1-800-341-7400.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES


FEES AND EXPENSES

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                     None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds,asapplicable)    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (asapercentageofoffering price)    None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                       None
Exchange Fee                                                                                                             None

Annual Fund Operating Expenses

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee                                                                                                            0.40%
Distribution (12b-1) Fee                                                                                                 None
Shareholder Services Fee                                                                                                  0.25%
Other Expenses                                                                                                            0.11%
Total Annual Fund Operating Expenses (before waivers)1                                                                    0.76%
Waiver of Fund Expenses                                                                                                   0.31%
Total Actual Annual Fund Operating Expenses (after waivers)                                                               0.45%

   1 Under the investment advisory contract, the adviser will waive the amount, limited to the amount of the management fee, by which the Fund's aggregate annual operating expenses, including the management fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, and extraordinary expenses, exceed 0.45% of its average daily net assets. If the Fund offers an additional class of shares in the future, the aforementioned expense limitation would not apply to expenses arising pursuant to a Rule
  12b-1 or Shareholder Servicing plan with respect to that class of shares.

2 Total Actual Annual Fund Operating Expenses represent the net expenses the
  Fund expects to actually pay for the fiscal year ended November 30, 1999. For the fiscal year ended November 30, 1998, prior to the proposed reorganization of Trust for Short-Term U.S. Government Securities, the Former Fund, as a portfolio into Money Market Obligations Trust, the Total Annual Fund Operating
  Expenses and Total Actual Annual Fund Operating Expenses were 0.78% and 0.45%, respectively.


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are based upon the contractually imposed expense limitation of 0.45% as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year     3 Years      5 Years      10 Years
  $46        $144         $252          $567

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of U.S. Treasury and government agency securities, including repurchase agreements collateralized fully by U.S. Treasury and government agency securities. Portfolio securities and repurchase agreements will have a maturity of 397 days or less. The Fund intends to limit the dollar-weighted average maturity of its portfolio to 90 days or less.

  The adviser targets a dollar-weighted average portfolio maturity range for the Fund based upon its interest rate outlook. The adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

 .  current U.S. economic activity and the economic outlook;
 . current short-term interest rates; and . recent actions by the Federal Reserve Board regarding short-term interest rates and market expectations regarding future actions.

The adviser generally shortens the portfolio's dollar- weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The adviser selects securities used to lengthen or shorten the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

What are the Principal Securities in Which the Fund Invests?

U.S. Treasury and government agency securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. The Fund invests primarily in the following types of U.S. government securities.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE). Some GSEs are supported by the full, faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction.

INVESTMENT RATINGS

The securities in which the Fund invests in can only be U.S. government securities. These instruments are either issued or guaranteed by the U.S.

government, its agencies, or instrumentalities.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a U.S. government money market fund are described below.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

   CREDIT RISK

Credit risk is the possibility that an issuer will default (fails to repay interest and principal when due). If an issuer defaults, the Fund may lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

  Many fixed income securities receive credit ratings from nationally recognized ratings services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk.


What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV).

  The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor markets the Shares described in this prospectus to institutions such as institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals.

  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 . Establish an account with the investment professional; and . Submit your purchase order to the investment professional before 3:00 p.m.

   Eastern time. You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. Eastern time. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account

   Form; and

 .  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre- determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

  If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail

You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317 All requests must include:

 . Fund Name and Share Class, account number and account registration; . amount to be redeemed; and . signatures of all Shareholders exactly as registered

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last thirty days; or

 .  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?



The Board of Trustees governs the Fund. The Board selects and oversees the

     Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated

Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.      The
Adviser and other subsidiaries of Federated advise approximately 200 mutual funds and separate accounts, which total more than $110 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The Fund's Financial Highlights are contained in the Former Fund's prospectus, dated January 31, 1999, which must precede or accompany this document.


[FEDERATED LOGO]

Trust for Short-Term U.S.Government Securities

A Portfolio of Money Market Obligations Trust

APRIL   , 1999

A Statement of Additional Information (SAI) dated April , 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual report to shareholders as it becomes available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[FEDERATED LOGO]

Trust for Short-Term U.S. Government Securities
Federated Investors Funds
5800 Corporate Drive

Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-2602
Cusip

G00866-02 (4/99)

Federated is a registered mark of Federated Investors, Inc.

1999 (C)Federated Investors, Inc.      [RECYCLED PAPER LOGO]

                                  TST APPENDIX

The Bar Chart and Performance Table below reflect historical performance data for Trust for Short-Term U.S. Government Securities (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, April ___, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund

The `y' axis reflects the "% Total Return" beginning with 0.00% and increasing in increments of 2.00% up to 10.00%.

The `x' axis represents calculation for the last ten calendar years of the Fund beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar for the calendar years 1989 through 1998. The percentages noted are: 9.00%, 8.00%, 5.86%, 3.58%, 2.86%,
3.91%, 5.64%, 5.06%, 5.22% and 5.15%, respectively.

The bar chart shows the variability of the Fund's actual total returns on a calendar year end basis.

The Fund's Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value.

The Fund's 7-Day Net Yield as of 12/31/98 was 4.66%.

     Within the period shown in the Chart, the Fund's highest quarterly return was 2.29% (quarter ended June 30, 1989). Its lowest quarterly return was 0.70% (quarter ended June 30, 1993).

The following table represents the Fund's Average Annual Total Return through 12/31/98.

CALENDAR PERIOD
1 Year         5.15%
5 Years        4.99%

10 Years              5.41%

Investors may call the Fund to acquire the current Seven-Day Net Yield by calling 1-800-341-7400.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

     [IN RED INK ON THE LEFT SIDE] THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              SUBJECT TO COMPLETION

                            DATED ___________________

STATEMENT OF ADDITIONAL INFORMATION

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES

A Portfolio of Money Market Obligations Trust

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Trust for Short-Term U.S. Government Securities (Fund), dated April ____, 1999.

Obtain the prospectus without charge by calling 1-800-341-7400.

april ____, 1999

CONTENTS
How is the Fund Organized?
Securities in Which the Fund Invests
How is the Fund Sold?
Subaccounting Services
Redemption in Kind
Massachusetts Partnership Law
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?
Who is Federated Investors, Inc.?
Addresses

CUSIP ___________

8010415B (4/99)


HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust May offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on October 30, 1975, was reorganized as a portfolio of the Trust on ____________.

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the market risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common forms of stripped U.S. Treasury zero coupon securities.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. Mortgage backed securities that are isued by GSEs may be used as the underlying collateral for repurchase agreements.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

In conjunction with the Fund's ability to invest in the securities of other investment companies, the Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's univested cash.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying collateral. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

WHEN ISSUED TRANSACTIONS

When issued transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions SO THAT the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Fund.

When issued transactions also involve credit risks in the event of a counterparty default.

ASSET COVERAGE

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RISKS

     There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

INVESTMENT RISKS

CREDIT RISKS

     o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchase and sales of securities. The Fund may purchase and dispose of U.S. Government securities before the issuance thereof. The Fund may also purchase U.S. Government securities on a delayed delivery basis. The settlement dates of these transactions shall be determined by the mutual agreement of the parties.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not borrow money, except as a temporary measure for extraordinary or emergency purposes, and then (a) only in amounts not in excess of 5% of the value of its total assets or (b) in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio securities (any such borrowings under this section will not be collateralized).

PLEDGING ASSETS

The Trust will not mortgage, pledge or hypothecate these assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of the total assets at the time of the pledge.

LENDING CASH OR SECURITIES

The Fund will not make loans to other persons provided, however, that the purchasing or holding of bonds, debentures, notes and Certificates of Indebtedness or other debt securities of the U.S. Government or its agencies or instrumentalities shall not be prohibited. In addition, the Fund may enter into repurchase agreements covering U.S. Government securities with banks and other financial institutions as permitted by its investment objective and policies.

ACQUIRING SECURITIES

The Fund will not acquire voting securities except as part of a merger, consolidation, reorganization, or acquisition of assets.

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate, including limited partnership interests.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities, "as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

==============================================================================


INVESTING IN ILLIQUID SECURITIES

     The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.


INVESTING FOR CONTROL

The Fund will not invest in securities of a company for the purpose of exercising control or management.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

UNDERWRITING

The Fund will not engage in underwriting of securities issued by others.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating sources, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company , a subsidiary of Federated Investors, Inc.(Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares of all series entitled to vote.

As of January 6, 1999, the following shareholder owned of record, beneficially, or both, 5% or more of outstanding Shares: Canab Company, Calumet National Bank, Hammond, Indiana, owned approximately 43,480,953 shares (6.82%), and North Fork Bank, Mattituck, New York, owned approximately 37,764,398 shares (5.92%).

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Fund, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex includes 56 investment companies, whose investment adviser are affiliated with the Fund's Adviser.

As of January 6, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




------------------------                                                                      TOTAL
NAME                                                                          -----------     COMPENSATION
BIRTHDATE                    --------------------------------------------     AGGREGATE       FROM TRUST AND
ADDRESS                      PRINCIPAL OCCUPATIONS                            COMPENSATION    FUND COMPLEX
POSITION WITH TRUST          FOR PAST 5 YEARS                                 FROM TRUST
JOHN F. DONAHUE*+            Chief Executive Officer and Director or                   $0     $0 for the
Birthdate: July 28, 1924     Trustee of the Federated Fund Complex;                           Trust and
Federated Investors          Chairman and Director, Federated Investors,                      54 other
Tower                        Inc.; Chairman and Trustee, Federated                            investment
1001 Liberty Avenue          Advisers, Federated Management, and                              companies
Pittsburgh, PA               Federated Research; Chairman and Director,                       in the Fund
CHAIRMAN AND TRUSTEE         Federated Research Corp., and Federated                          Complex
                             Global Research Corp.; Chairman, Passport
                             Research, Ltd.

-------------------------
THOMAS G. BIGLEY             Director or Trustee of the Federated Fund           $18, 351     $113,860.22 for
Birthdate: February 3,       Complex; Director, Member of Executive                           the
1934                         Committee, Children's Hospital of                                Trust and 54
15 Old Timber Trail          Pittsburgh; formerly: Senior Partner, Ernst                      other
Pittsburgh, PA               & Young LLP; Director, MED 3000 Group,                           investment
TRUSTEE                      Inc.; Director, Member of Executive                              companies
                             Committee, University of Pittsburgh.                             in the Fund
                                                                                              Complex

-------------------------
JOHN T. CONROY, JR.          Director or Trustee of the Federated Fund            $20,189     $125,264.48for
Birthdate: June 23, 1937     Complex; President, Investment Properties                        the
Wood/IPC Commercial          Corporation; Senior Vice President,                              Trust and 54
Dept.                        John R. Wood and Associates, Inc.,                               other
John R. Wood                 Realtors; Partner or Trustee in private                          investment
Associates, Inc.             real estate ventures in Southwest Florida;                       companies
Realtors                     formerly: President, Naples Property                             in the Fund
3255 Tamiami Trial           Management, Inc. and Northgate Village                           Complex
North Naples, FL             Development Corporation.

TRUSTEE

-------------------------
JOHN F. CUNNINGHAM++         Director or Trustee of some of the                        $0     $0 for the
Birthdate: March 5, 1943     Federated Funds; Chairman, President and                         Trust and 26
353 El Brillo Way            Chief Executive Officer, Cunningham & Co.,                       other
Palm Beach, FL               Inc. ; Trustee Associate, Boston College;                        investment
TRUSTEE                      Director, EMC Corporation; formerly:                             companies in
                             Director, Redgate Communications.                                the Fund Complex

                             Retired: Chairman of the Board and Chief
                             Executive Officer, Computer Consoles, Inc.,
                             President and Chief Operating Officer, Wang
                             Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

-------------------------
LAWRENCE D. ELLIS, M.D.*     Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
Birthdate: October 11,       Complex; Professor of Medicine, University                       the
1932                         of Pittsburgh; Medical Director, University                      Trust and 54
3471 Fifth Avenue            of Pittsburgh Medical Center - Downtown;                         other
Suite 1111                   Hematologist, Oncologist, and Internist,                         investment
Pittsburgh, PA               University of Pittsburgh Medical Center;                         companies
TRUSTEE                      Member, National Board of Trustees,                              in the Fund
                             Leukemia Society of America.                                     Complex

-------------------------
PETER E. MADDEN              Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
Birthdate: March 16,         Complex; formerly: Representative,                               the
1942                         Commonwealth of Massachusetts General                            Trust and 54
One Royal Palm Way           Court; President, State Street Bank and                          other
100 Royal Palm Way           Trust Company and State Street Corporation.                      investment
Palm Beach, FL                                                                                companies
TRUSTEE                      Retired: Director, VISA USA and VISA                             in the Fund
                             International; Chairman and Director,                            Complex
                             Massachusetts Bankers Association;

                             Director, Depository Trust Corporation.

-------------------------
CHARLES F. MANSFIELD,        Director or Trustee of some of the                        $0     $0 for the
JR.++                        Federated Funds; Management Consultant.                          Trust and 0
Birthdate: April 10,                                                                          other
1945                         Retired: Chief Executive Officer, PBTC                           investment
80 South Road                International Bank; Chief Financial Officer                      companies in
Westhampton Beach, NY        of Retail Banking Sector, Chase Manhattan                        the Fund Complex
TRUSTEE                      Bank; Senior Vice President, Marine Midland
                             Bank; Vice President, Citibank; Assistant
                             Professor of Banking and Finance, Frank G.
                             Zarb School of Business, Hofstra University.

-------------------------
JOHN E. MURRAY, JR.,         Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
J.D., S.J.D.                 Complex; President, Law Professor, Duquesne                      the
Birthdate: December 20,      University; Consulting Partner, Mollica &                        Trust and 54
1932                         Murray.                                                          other
President, Duquesne                                                                           investment
University                   Retired: Dean and Professor of Law,                              companies
Pittsburgh, PA               University of Pittsburgh School of Law;                          in the Fund
TRUSTEE                      Dean and Professor of Law, Villanova                             Complex
                             University School of Law.

-------------------------
MARJORIE P. SMUTS            Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
Birthdate: June 21, 1935     Complex; Public                                                  the Trust and
4905 Bayard Street           Relations/Marketing/Conference Planning.                         54 other
Pittsburgh, PA                                                                                investment
TRUSTEE                      Retired: National Spokesperson, Aluminum                         companies in
                             Company of America; business owner.                              the Fund Complex

-------------------------
JOHN S. WALSH++              Director or Trustee of some of the                        $0     $0 for the
Birthdate: November 28,      Federated Funds; President and Director,                         Trust and 22
1957                         Heat Wagon, Inc.; President and Director,                        other
2007 Sherwood Drive          Manufacturers Products, Inc.; President,                         investment
Valparaiso, IN               Portable Heater Parts, a division of                             companies in
TRUSTEE                      Manufacturers Products, Inc.; Director,                          the Fund Complex
                             Walsh & Kelly, Inc.; formerly, Vice
                             President, Walsh & Kelly, Inc.

-------------------------
J. CHRISTOPHER DONAHUE+      President or Executive Vice President of                  $0     $0 for the
Birthdate: April 11,         the Federated Fund Complex; Director or                          Trust and 16
1949                         Trustee of some of the Funds in the                              other
Federated Investors          Federated Fund Complex; President and                            investment
Tower                        Director, Federated Investors, Inc.;                             companies in
1001 Liberty Avenue          President and Trustee, Federated Advisers,                       the Fund Complex
Pittsburgh, PA               Federated Management, and Federated
PRESIDENT                    Research; President and Director, Federated
                             Research Corp. and Federated Global
                             Research Corp.; President, Passport
                             Research, Ltd.; Trustee, Federated
                             Shareholder Services Company; Director,
                             Federated Services Company.

-------------------------




EDWARD C. GONZALES           Trustee or Director of some of the Funds in               $0     $0 for the
Birthdate: October 22,       the Federated Fund Complex; President,                           Trust and
1930                         Executive Vice President and Treasurer of                        1 other
Federated Investors          some of the Funds in the Federated Fund                          investment
Tower                        Complex; Vice Chairman, Federated                                companies in
1001 Liberty Avenue          Investors, Inc.; Vice President, Federated                       the Fund Complex
Pittsburgh, PA               Advisers, Federated Management, Federated
EXECUTIVE VICE PRESIDENT     Research, Federated Research Corp.,
                             Federated Global Research Corp. and
                             Passport Research, Ltd.; Executive Vice
                             President and Director, Federated
                             Securities Corp.; Trustee, Federated
                             Shareholder Services Company.

-------------------------
JOHN W. MCGONIGLE            Executive Vice President and Secretary of                 $0     $0 for the
Birthdate: October 26,       the Federated Fund Complex; Executive Vice                       Trust and 54
1938                         President, Secretary, and Director,                              other
Federated Investors          Federated Investors, Inc.; Trustee,                              investment
Tower                        Federated Advisers, Federated Management,                        companies in
1001 Liberty Avenue          and Federated Research; Director, Federated                      the Fund Complex
Pittsburgh, PA               Research Corp. and Federated Global
EXECUTIVE VICE               Research Corp.; Director, Federated
PRESIDENT AND SECRETARY      Services Company; Director, Federated
                             Securities Corp.

-------------------------
RICHARD J. THOMAS            Treasurer of the Federated Fund Complex;                  $0     $0 for the
Birthdate:  June 17,         Vice President - Funds Financial Services                        Trust and 54
1954                         Division, Federated Investors, Inc.;                             other
Federated Investors          Formerly: various management positions                           investment
Tower                        within Funds Financial Services Division of                      companies in
1001 Liberty Avenue          Federated Investors, Inc.                                        the Fund Complex
Pittsburgh, PA

TREASURER

-------------------------
WILLIAM D. DAWSON, III       Chief Investment Officer of this Fund and                 $0     $0 for the
Birthdate: March 3, 1949     various other Funds in the Federated Fund                        Trust and 41
Federated Investors          Complex; Executive Vice President,                               other
Tower                        Federated Investment Counseling, Federated                       investment
1001 Liberty Avenue          Global Research Corp., Federated Advisers,                       companies in
Pittsburgh, PA               Federated Management, Federated Research,                        the Fund Complex
CHIEF INVESTMENT OFFICER     and Passport Research, Ltd.; Registered
                             Representative, Federated Securities Corp.;
                             Portfolio Manager, Federated Administrative
                             Services; Vice President, Federated
                             Investors, Inc.; Formerly: Executive Vice
                             President and Senior Vice President,
                             Federated Investment Counseling
                             Institutional Portfolio Management Services
                             Division; Senior Vice President, Federated
                             Research Corp., Federated Advisers,
                             Federated Management, Federated Research,
                             and Passport Research, Ltd.

-------------------------
RICHARD B. FISHER            President or Vice President of some of the                $0     $0 for the
Birthdate: May 17, 1923      Funds in the Federated Fund Complex;                             Trust and 6
Federated Investors          Director or Trustee of some of the Funds in                      other
Tower                        the Federated Fund Complex; Executive Vice                       investment
1001 Liberty Avenue          President, Federated Investors, Inc.;                            companies in
Pittsburgh, PA               Chairman and Director, Federated Securities                      the Fund Complex
VICE PRESIDENT               Corp.

-------------------------
DEBORAH A. CUNNINGHAM        Deborah A. Cunningham is Vice President of                $0     $0 for the
Birthdate:  September        the Trust.  Ms. Cunningham joined Federated                      Trust and 6
15, 1959                     Investors in 1981 and has been a Senior                          other
Federated Investors          Portfolio Manager and a Senior Vice                              investment
Tower                        President of the Fund's investment adviser                       companies in
1001 Liberty Avenue          since 1997.  Ms. Cunningham served as a                          the Fund Complex
Pittsburgh, PA               Portfolio Manager and a Vice President of
VICE PRESIDENT               the investment adviser from 1993 until
                             1996. Ms. Cunningham is a Chartered
                             Financial Analyst and received her M.S.B.A.
                             in Finance from Robert Morris College.

MARY JO OCHSON               Mary Jo Ochson is Vice President of the                   $0     $0 for the
Birthdate:  September        Trust.  Ms. Ochson joined Federated                              Trust and 7
12, 1953                     Investors in 1982 and has been a Senior                          other
Federated Investors          Portfolio Manager and a Senior Vice                              investment
Tower                        President of the Fund's investment adviser                       companies in
1001 Liberty Avenue          since 1996.  From 1988 through 1995, Ms.                         the Fund Complex
Pittsburgh, PA               Ochson served as a Portfolio Manager and a
VICE PRESIDENT               Vice President of the Fund's investment
                             adviser.  Ms. Ochson is a Chartered
                             Financial Analyst and received her M.B.A.
                             in Finance from the University of

                             Pittsburgh.

SUSAN R. HILL                Susan R. Hill is Vice President of the                    $0     $0 for the
Birthdate:  June 20,         Trust/.  Ms. Hill joined Federated                               Trust and __
1963                         Investors in 1990 and has been a Portfolio                       other
Federated Investors          Manager since 1993 and a Vice President of                       investment
Tower                        the Fund's investment adviser since 1997.                        companies in
1001 Liberty Avenue          Ms. Hill was a Portfolio Manager and an                          the Fund Complex
Pittsburgh, PA               Assistant Vice President of the investment
VICE PRESIDENT               adviser from 1994 until 1997.  Ms. Hill is
                             a Chartered Financial Analyst and received
                             an M.S. in Industrial Administration from
                             Carnegie Mellon University.

+Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.

++Messrs. Cunningham , Mansfield, and Walsh became members of the Board of Trustees on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 0.40% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE    AVERAGE AGGREGATE DAILY NET ASSETS OF THE FEDERATED
FEE                             FUNDS
0.150 of 1%                     on the first $250 million

-------------------------
0.125 of 1%                     on the next $250 million
-------------------------
0.100 of 1%                     on the next $250 million
-------------------------
0.075 of 1%                     on assets in excess of $750 million
-------------------------
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.


Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Deloitte & Touche LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES

FOR THE YEAR ENDED
--------------------------------                 1998                 1997                1996
 NOVEMBER 30, 1998

Advisory Fee Earned                        $2,624,751           $2,876,062          $3,475,000
---------------------------------
Advisory Fee Reduction                       $721,130             $859,298          $1,042,638
---------------------------------
Brokerage Commissions                              $0

---------------------------------
Administrative Fee                           $494,765             $542,857            $656,745
---------------------------------
Shareholder Services Fee                     $328,094                    $                   $
---------------------------------



If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by Shareholders who use the transfer agent's subaccounting facilities.


For the fiscal years ended November 30, 1998, 1997 and 1996, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on April ___, 1999.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-, five- and ten-year periods ended November 30, 1998.

Yield and Effective Yield given for the 7-day period ended November 30, 1998.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on April ____, 1999.

                       7-DAY PERIOD      1 Year    5 Years     10 Years
Total Return                             5.20%     4.96%               5.44%
Yield                  4.69%

Effective Yield        4.80%


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power: and subtracting 1 from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment is Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC.

 Ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/DONOGHUE'S MONEY FUND REPORT

 Publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

MONEY

A monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated

advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to fund clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

ADDRESSES

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA
02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA
02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Deloitte & Touche
125 Summer Street

Boston, MA
02110-1617

8010415B (4/99)

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              SUBJECT TO COMPLETION

                            DATED___________________

PROSPECTUS

TRUST FOR U.S. TREASURY OBLIGATIONS

A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST

A money market mutual fund seeking current income consistent with stability of principle and liquidity by investing in short-term U.S. Treasury securities and repurchase agreements.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information

april          , 1999

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a portfolio of U.S. Treasury securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

WHAT ARE THE FUND'S FEES AND EXPENSES?
TRUST FOR U.S. TREASURY OBLIGATIONS

FEES AND EXPENSES

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price). . . . . . . . . . . . . . . .None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price

or redemption proceeds, as applicable)                                None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) . . . . . . . . . . . . . .   None
(as a percentage of offering price). . . . . . . . . . . . . . . . . .None
Redemption Fee (as a percentage of amount redeemed, if applicable) . .None
Exchange Fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . None

                         ANNUAL FUND OPERATING EXPENSES

                  EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee . . . . . . . . . . . . . . . . . . . . . . . . . . .0.40%
Distribution (12b-1) Fee . . . . . . . . . . . . . . . . . . . . . .None
Shareholder Services Fee. . . . . . . . . . . . . . . . . . . . . . 0.25%
Other Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .0.15%
Total Annual Fund Operating Expenses (before waivers) 1. . . . .....0.80%
Waiver of Fund Expenses . . . . . . . . . . . . . . . . . . . . . . 0.35%
Total Actual Annual Fund Operating Expenses (after waivers) 2. .    0.45%

1 Under the investment advisory contract, the adviser will waive the amount, limited to the amount of the management fee, by which the Fund's aggregate annual operating expenses, including the management fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses, exceed 0.45% of its average daily net assets.

2 Total Actual Annual Fund Operating Expenses represent the net expenses the Fund expects to ACTUALLY PAY for the fiscal year ending September 30, 1999. For the fiscal year ended September 30, 1998, prior to the proposed reorganization of Trust for U.S. Treasury Obligations, the Former Fund, as a portfolio into Money Market Obligations Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses were 0.80% and 0.45%, respectively

  EXAMPLE

  The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are based upon the contractually imposed expense limitation of 0.45% as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1         3         5          10
                                 YEAR      YEARS     YEARS      YEARS
                                  $46       $144      $252       $567

----------------------------

WHAT ARE THE FUND'S
INVESTMENT STRATEGIES?

The Fund invests in a portfolio of U.S. Treasury securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The average maturity of the Fund's portfolio will be 90 days or less.

The Adviser targets an average portfolio maturity range by assessing likely movements in interest rates based upon general economic and market conditions. The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to lengthen or shorten the portfolio's average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

WHAT ARE THE PRINCIPAL
SECURITIES IN WHICH THE

FUND INVESTS?

U.S. TREASURY SECURITIES
are direct obligations of
the federal government of
the United States.  U.S.
Treasury securities pay
interest, dividends or
distributions at a
specified rate. The rate
may be fixed or adjusted
periodically. The U.S.
Treasury must also repay
the principal amount of the
security, normally within a
specified time.

REPURCHASE AGREEMENTS are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a U.S. Treasury money market fund are described below.

MARKET RISK Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISK Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge.

NAV is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time).

The required minimum

initial investment for Fund

Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

The Fund's Distributor markets the Shares described in this prospectus to individuals, directly or through investment professionals.

The Distributor and its
affiliates may pay out of
their assets other amounts
(including items of
material value) to
investment professionals
for marketing and servicing
Shares. The Distributor is
a subsidiary of Federated
Investors, Inc.
(Federated).

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT

PROFESSIONAL

O.......Establish an
   account with the

   investment professional;

   and

o       Submit your
   purchase order to the
   investment professional
   before 3:00 p.m.
   (Eastern time). You will
   receive that day's
   dividend if the
   investment professional
   forwards the order to
   the Fund and the Fund
   receives payment by 3:00
   p.m. (Eastern time).
   You will become the
   owner of Shares and
   receive dividends when
   the Fund receives your
   payment.

Investment professionals

should send payments

according to the
instructions in the

sections "By Wire" or "By
Check."

DIRECTLY FROM THE FUND

o       Establish your

   account with the Fund by

   submitting a completed

   New Account Form; and

o       Send your payment
   to the Fund by Federal
   Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and you will become a shareholder after the Fund receives the order.

BY WIRE Send your wire to:

  State Street Bank and
    Trust Company

  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer

    Number, or Group Number
  Nominee/Institution Name
  Fund Name and Number and

    Account Number You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder
    Services Company

  P.O. Box 8600
  Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder
    Services Company

  1099 Hingham Street
  Rockland, MA 02370-3317

Payment should be made in
U.S. dollars and drawn on a
U.S. bank. The Fund will
not accept third-party
checks (checks originally
payable to someone other
than you or The Federated
Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS You may establish an account with your financial institution to automatically purchase Shares on pre-determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY AUTOMATED CLEARING HOUSE (ACH) Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

o       through an
   investment professional
   if you purchased Shares
   through an investment
   professional; or

o       directly from the
   Fund if you purchased
   Shares directly from the

   Fund.

THROUGH AN INVESTMENT PROFESSIONAL Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m.
(Eastern time) your
redemption will be wired to
you the following business
day.  You will receive that

day's dividend.

BY MAIL

You may redeem Shares by
mailing a written request

to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder
    Services Company

  P.O. Box 8600
  Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder
    Services Company

  1099 Hingham Street
  Rockland, MA 02370-3317

All requests must include:

o       Fund name, account
   number and account
   registration;

o       amount to be
   redeemed; and

o        signatures of all

   Shareholders exactly as
   registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

o       your redemption
   will be sent to an
   address other than the
   address of record;

o       your redemption
   will be sent to an
   address of record that
   was changed within the
   last thirty days; or

o       a redemption is
   payable to someone other
   than the shareholder(s)

   of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR

REDEMPTIONS Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o       an electronic
   transfer to your account
   at a financial
   institution that is an
   ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o       to allow your
   purchase to clear;

o       during periods of
   market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE
INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets Under the investment advisory contract, which is subject to annual review by the Fund's Board, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the fund and its Shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

YEAR 2000 READINESS The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service
providers are making
changes to their computer
systems to fix any Year

2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Fund's financial Highlights are contained in the Former Fund's prospectus, dated November 30, 1998, which must precede or accompany this document.

TRUST FOR U.S. TREASURY

OBLIGATIONS

A PORTFOLIO OF MONEY MARKET
OBLIGATIONS TRUST

A Statement of Additional Information (SAI) dated April 1999 is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual report to shareholders as it becomes available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

INVESTMENT COMPANY ACT FILE
NO. 811-5950

CUSIP

G00669-02(4/99)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of TRUST FOR U.S. TREASURY OBLIGATIONS as of the calendar year-end for each of 10 years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 9%. The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features 10 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998. The percentages noted are: 1989 - 9.00%, 1990 - 7.97%, 1991 - 5.79%, 1992 - 3.49%, 1993 - 2.80%, 1994 - 3.62%, 1995- 5.63%, 1996 -
5.06%, 1997 - 5.22%, 1998 - 5.11%. The Fund's Shares are not sold subject to a sales charge (load). The total returns displayed are based upon net asset value. The Fund's 7-day net yield as of December 31, 1998 was 4.49%. Within the period shown in the Chart, the Fund's highest quarterly return was 2.29% (quarter ended June 30, 1989). Its lowest quarterly return was 0.68% (quarter ended June 30, 1993.

AVERAGE ANNUAL TOTAL RETURN
1 YEAR                5
YEARS                 10
YEARS

----------------------------
5.11%                 4.97%
5.37%
----------------------------
The bar chart shows the variability of the Fund's actual total return on a yearly basis. Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

   SUBJECT TO COMPLETION

  DATED___________________

STATEMENT OF ADDITIONAL
INFORMATION

TRUST FOR U.S. TREASURY

OBLIGATIONS

A PORTFOLIO OF MONEY MARKET
OBLIGATIONS TRUST

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Trust for U.S. Treasury Obligations
(Fund), dated April 1999. Obtain the prospectus without charge by calling 1-800-341-7400.

April              1999

CONTENTS
How is the Fund Organized?
Securities in Which the Fund Invests
How is the Fund Sold?
Subaccounting Services
Redemption in Kind
Massachusetts Partnership Law
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?
Who is Federated Investors, Inc.?
Addresses

CUSIP 000000000

88110114B(4/99)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Fund, which was established on July 24, 1979, was reorganized as a portfolio of the Trust on April , 1999.

SECURITIES IN WHICH THE
FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND

TECHNIQUES

FIXED INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's YIELD measures the annual income earned on a security as a percentage of its price. Securities with higher credit risks generally have higher yields. A security's yield will increase or decrease depending upon whether it costs less (a "discount") or more (a "premium") than the principal amount. Under normal market conditions, securities with longer maturities will also have higher yields. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.

The following describes the types of fixed income securities in which the Fund invests.

    TREASURY SECURITIES are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

    ZERO COUPON SECURITIES do not pay interest or principal until final maturity. Most debt securities provide periodic payments of interest (referred to as a "coupon payment"). In contrast, investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the price and the amount paid at maturity represents interest on the zero coupon security. This increases the market and credit risk of a zero coupon security, because an investor must wait until maturity before realizing any return on the investment.

    There are many forms of zero coupon securities. Some securities are originally issued at a discount and are referred to as "zero coupon" or "capital appreciation" bonds. Others are created by separating the right to receive coupon payments from the principal due at maturity, a process known as "coupon stripping." Treasury STRIPs are the most common forms of "stripped" U.S. Treasury zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as "pay-in-kind" or "PIK" securities. INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. In conjunction with the Fund's ability to invest in the securities of other investment companies, the Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

SPECIAL TRANSACTIONS

    REPURCHASE AGREEMENTS are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction. The Fund's return is unrelated to the interest rate on the underlying security. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy

    A Fund's custodian or subcustodian is required to take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

    Repurchase    Agreements
    are  subject  to  Credit

    Risk.

    REVERSE       REPURCHASE
    AGREEMENTS           are
    repurchase    agreements
    in  which  a Fund is the
    seller  (rather than the
    buyer)       of      the
    securities,  and  agrees
    to  repurchase  them  at
    an agreed  upon time and
    price.     A     reverse
    repurchase     agreement
    may be  viewed as a type
    of   borrowing   by  the
    Fund.            Reverse
    repurchase    agreements
    are  subject  to  Credit
    Risk.    In    addition,
    reverse       repurchase
    agreements        create
    Leverage   Risk  because
    the      Fund       must
    repurchase           the
    underlying  security  at
    a     higher      price,
    regardless     of    the
    market   value   of  the
    security  at the time of
    repurchase.

    WHEN ISSUED Transactions are arrangements in which a Fund purchases securities for a set price, with payment and delivery scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to purchase the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Therefore, when issued transactions create Market Risk for the Fund. When issued transactions also involve Credit Risk in the event of a counterparty default.

    ASSET COVERAGE. In order to secure its obligations in connection with when-issued, and delayed-delivery transactions, the Fund will "cover" such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities; entering into an offsetting transaction; or segregating, earmarking, or depositing into an escrow account readily marketable securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts. As a result, use of these instruments will impede the Fund's ability to freely trade the assets being used to cover them, which could result in harm to the Fund. BORROWING. The Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets and pledge some assets as collateral. The Fund will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money. With respect to borrowings, the Fund is required to maintain continuous asset coverage to 300% of the amount borrowed. If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

INVESTMENT RISKS Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a U.S. Treasury money market fund are described below. MARKET RISKS o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o       Interest rate
    changes have a greater
    effect on the price of
    fixed income securities
    with longer
    maturities.  Money
    market funds try to
    minimize this risk by
    purchasing short-term
    securities.
CREDIT RISK

o       Credit risk
    includes the
    possibility that a

    party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN The Fund will not sell any portfolio instruments short or purchase any portfolio instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio instruments.

BORROWING MONEY The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio instruments (any such borrowings under this section will not be collateralized.) This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests where liquidation of portfolio instruments is deemed to be inconvenient or disadvantageous. Interest paid by the Fund on borrowed funds will not be available for investment.

PLEDGING ASSETS The Fund will not mortgage, pledge or hypothecate assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of the total assets at the time of the pledge.

LENDING CASH OR SECURITIES The Fund will not lend any of its assets, except that it may purchase or hold U.S. Treasury obligations including repurchase agreements as permitted by its investment objective and policies.

============================
The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940. The following limitations, however, may be changed by the Board of Trustees (Board) without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

============================
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investment in other investment companies will be limited to shares of money market funds, including funds affiliated with the Fund's investment adviser.

INVESTING IN COMMODITIES The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

INVESTING IN REAL ESTATE The Fund will not purchase or sell real estate, including limited partnership interests.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

INVESTING IN RESTRICTED SECURITIES The Fund will not invest in securities subject to restrictions on resale under federal securities law.

INVESTING IN ILLIQUID SECURITIES The Fund will not invest more than 10% of the value of its net assets in illiquid securities.

INVESTING FOR CONTROL The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the SEC under the Investment Company Act of 1940. Under the Rule, the Fund must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?

SHAREHOLDER SERVICES The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP
LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE
INFORMATION

VOTING RIGHTS Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund, only Shares of that Fund are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 13 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of , the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.






------------------------                                                                      TOTAL
NAME                                                                          -----------     COMPENSATION
BIRTHDATE                    --------------------------------------------     AGGREGATE       FROM TRUST AND
ADDRESS                      PRINCIPAL OCCUPATIONS                            COMPENSATION    FUND COMPLEX
POSITION WITH TRUST          FOR PAST 5 YEARS                                 FROM TRUST
JOHN F. DONAHUE*+            Chief Executive Officer and Director or                   $0     $0 for the
Birthdate: July 28, 1924     Trustee of the Federated Fund Complex;                           Trust and
Federated Investors          Chairman and Director, Federated Investors,                      54 other
Tower                        Inc.; Chairman and Trustee, Federated                            investment
1001 Liberty Avenue          Advisers, Federated Management, and                              companies
Pittsburgh, PA               Federated Research; Chairman and Director,                       in the Fund
CHAIRMAN AND TRUSTEE         Federated Research Corp., and Federated                          Complex
                             Global Research Corp.; Chairman, Passport
                             Research, Ltd.

-------------------------
THOMAS G. BIGLEY             Director or Trustee of the Federated Fund           $18, 351     $113,860.22 for
Birthdate: February 3,       Complex; Director, Member of Executive                           the
1934                         Committee, Children's Hospital of                                Trust and 54
15 Old Timber Trail          Pittsburgh; formerly: Senior Partner, Ernst                      other
Pittsburgh, PA               & Young LLP; Director, MED 3000 Group,                           investment
TRUSTEE                      Inc.; Director, Member of Executive                              companies
                             Committee, University of Pittsburgh.                             in the Fund
                                                                                              Complex

-------------------------
JOHN T. CONROY, JR.          Director or Trustee of the Federated Fund            $20,189     $125,264.48for
Birthdate: June 23, 1937     Complex; President, Investment Properties                        the
Wood/IPC Commercial          Corporation; Senior Vice President,                              Trust and 54
Dept.                        John R. Wood and Associates, Inc.,                               other
John R. Wood                 Realtors; Partner or Trustee in private                          investment
Associates, Inc.             real estate ventures in Southwest Florida;                       companies
Realtors                     formerly: President, Naples Property                             in the Fund
3255 Tamiami Trial           Management, Inc. and Northgate Village                           Complex
North Naples, FL             Development Corporation.

TRUSTEE

-------------------------
JOHN F. CUNNINGHAM++         Director or Trustee of some of the                        $0     $0 for the
Birthdate: March 5, 1943     Federated Funds; Chairman, President and                         Trust and 26
353 El Brillo Way            Chief Executive Officer, Cunningham & Co.,                       other
Palm Beach, FL               Inc. ; Trustee Associate, Boston College;                        investment
TRUSTEE                      Director, EMC Corporation; formerly:                             companies in
                             Director, Redgate Communications.                                the Fund Complex

                             Retired: Chairman of the Board and Chief
                             Executive Officer, Computer Consoles, Inc.,
                             President and Chief Operating Officer, Wang
                             Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

-------------------------
LAWRENCE D. ELLIS, M.D.*     Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
Birthdate: October 11,       Complex; Professor of Medicine, University                       the
1932                         of Pittsburgh; Medical Director, University                      Trust and 54
3471 Fifth Avenue            of Pittsburgh Medical Center - Downtown;                         other
Suite 1111                   Hematologist, Oncologist, and Internist,                         investment
Pittsburgh, PA               University of Pittsburgh Medical Center;                         companies
TRUSTEE                      Member, National Board of Trustees,                              in the Fund
                             Leukemia Society of America.                                     Complex

-------------------------
PETER E. MADDEN              Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
Birthdate: March 16,         Complex; formerly: Representative,                               the
1942                         Commonwealth of Massachusetts General                            Trust and 54
One Royal Palm Way           Court; President, State Street Bank and                          other
100 Royal Palm Way           Trust Company and State Street Corporation.                      investment
Palm Beach, FL                                                                                companies
TRUSTEE                      Retired: Director, VISA USA and VISA                             in the Fund
                             International; Chairman and Director,                            Complex
                             Massachusetts Bankers Association;

                             Director, Depository Trust Corporation.

-------------------------
CHARLES F. MANSFIELD,        Director or Trustee of some of the                        $0     $0 for the
JR.++                        Federated Funds; Management Consultant.                          Trust and 0
Birthdate: April 10,                                                                          other
1945                         Retired: Chief Executive Officer, PBTC                           investment
80 South Road                International Bank; Chief Financial Officer                      companies in
Westhampton Beach, NY        of Retail Banking Sector, Chase Manhattan                        the Fund Complex
TRUSTEE                      Bank; Senior Vice President, Marine Midland
                             Bank; Vice President, Citibank; Assistant
                             Professor of Banking and Finance, Frank G.
                             Zarb School of Business, Hofstra University.

-------------------------
JOHN E. MURRAY, JR.,         Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
J.D., S.J.D.                 Complex; President, Law Professor, Duquesne                      the
Birthdate: December 20,      University; Consulting Partner, Mollica &                        Trust and 54
1932                         Murray.                                                          other
President, Duquesne                                                                           investment
University                   Retired: Dean and Professor of Law,                              companies
Pittsburgh, PA               University of Pittsburgh School of Law;                          in the Fund
TRUSTEE                      Dean and Professor of Law, Villanova                             Complex
                             University School of Law.

-------------------------
MARJORIE P. SMUTS            Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
Birthdate: June 21, 1935     Complex; Public                                                  the Trust and
4905 Bayard Street           Relations/Marketing/Conference Planning.                         54 other
Pittsburgh, PA                                                                                investment
TRUSTEE                      Retired: National Spokesperson, Aluminum                         companies in
                             Company of America; business owner.                              the Fund Complex

-------------------------
JOHN S. WALSH++              Director or Trustee of some of the                        $0     $0 for the
Birthdate: November 28,      Federated Funds; President and Director,                         Trust and 22
1957                         Heat Wagon, Inc.; President and Director,                        other
2007 Sherwood Drive          Manufacturers Products, Inc.; President,                         investment
Valparaiso, IN               Portable Heater Parts, a division of                             companies in
TRUSTEE                      Manufacturers Products, Inc.; Director,                          the Fund Complex
                             Walsh & Kelly, Inc.; formerly, Vice
                             President, Walsh & Kelly, Inc.

-------------------------
J. CHRISTOPHER DONAHUE+      President or Executive Vice President of                  $0     $0 for the
Birthdate: April 11,         the Federated Fund Complex; Director or                          Trust and 16
1949                         Trustee of some of the Funds in the                              other
Federated Investors          Federated Fund Complex; President and                            investment
Tower                        Director, Federated Investors, Inc.;                             companies in
1001 Liberty Avenue          President and Trustee, Federated Advisers,                       the Fund Complex
Pittsburgh, PA               Federated Management, and Federated
PRESIDENT                    Research; President and Director, Federated
                             Research Corp. and Federated Global
                             Research Corp.; President, Passport
                             Research, Ltd.; Trustee, Federated
                             Shareholder Services Company; Director,
                             Federated Services Company.

-------------------------




EDWARD C. GONZALES           Trustee or Director of some of the Funds in               $0     $0 for the
Birthdate: October 22,       the Federated Fund Complex; President,                           Trust and
1930                         Executive Vice President and Treasurer of                        1 other
Federated Investors          some of the Funds in the Federated Fund                          investment
Tower                        Complex; Vice Chairman, Federated                                companies in
1001 Liberty Avenue          Investors, Inc.; Vice President, Federated                       the Fund Complex
Pittsburgh, PA               Advisers, Federated Management, Federated
EXECUTIVE VICE PRESIDENT     Research, Federated Research Corp.,
                             Federated Global Research Corp. and
                             Passport Research, Ltd.; Executive Vice
                             President and Director, Federated
                             Securities Corp.; Trustee, Federated
                             Shareholder Services Company.

-------------------------
JOHN W. MCGONIGLE            Executive Vice President and Secretary of                 $0     $0 for the
Birthdate: October 26,       the Federated Fund Complex; Executive Vice                       Trust and 54
1938                         President, Secretary, and Director,                              other
Federated Investors          Federated Investors, Inc.; Trustee,                              investment
Tower                        Federated Advisers, Federated Management,                        companies in
1001 Liberty Avenue          and Federated Research; Director, Federated                      the Fund Complex
Pittsburgh, PA               Research Corp. and Federated Global
EXECUTIVE VICE               Research Corp.; Director, Federated
PRESIDENT AND SECRETARY      Services Company; Director, Federated
                             Securities Corp.

-------------------------
RICHARD J. THOMAS            Treasurer of the Federated Fund Complex;                  $0     $0 for the
Birthdate:  June 17,         Vice President - Funds Financial Services                        Trust and 54
1954                         Division, Federated Investors, Inc.;                             other
Federated Investors          Formerly: various management positions                           investment
Tower                        within Funds Financial Services Division of                      companies in
1001 Liberty Avenue          Federated Investors, Inc.                                        the Fund Complex
Pittsburgh, PA

TREASURER

-------------------------
WILLIAM D. DAWSON, III       Chief Investment Officer of this Fund and                 $0     $0 for the
Birthdate: March 3, 1949     various other Funds in the Federated Fund                        Trust and 41
Federated Investors          Complex; Executive Vice President,                               other
Tower                        Federated Investment Counseling, Federated                       investment
1001 Liberty Avenue          Global Research Corp., Federated Advisers,                       companies in
Pittsburgh, PA               Federated Management, Federated Research,                        the Fund Complex
CHIEF INVESTMENT OFFICER     and Passport Research, Ltd.; Registered
                             Representative, Federated Securities Corp.;
                             Portfolio Manager, Federated Administrative
                             Services; Vice President, Federated
                             Investors, Inc.; Formerly: Executive Vice
                             President and Senior Vice President,
                             Federated Investment Counseling
                             Institutional Portfolio Management Services
                             Division; Senior Vice President, Federated
                             Research Corp., Federated Advisers,
                             Federated Management, Federated Research,
                             and Passport Research, Ltd.

-------------------------
RICHARD B. FISHER            President or Vice President of some of the                $0     $0 for the
Birthdate: May 17, 1923      Funds in the Federated Fund Complex;                             Trust and 6
Federated Investors          Director or Trustee of some of the Funds in                      other
Tower                        the Federated Fund Complex; Executive Vice                       investment
1001 Liberty Avenue          President, Federated Investors, Inc.;                            companies in
Pittsburgh, PA               Chairman and Director, Federated Securities                      the Fund Complex
VICE PRESIDENT               Corp.

-------------------------
DEBORAH A. CUNNINGHAM        Deborah A. Cunningham is Vice President of                $0     $0 for the
Birthdate:  September        the Trust.  Ms. Cunningham joined Federated                      Trust and 6
15, 1959                     Investors in 1981 and has been a Senior                          other
Federated Investors          Portfolio Manager and a Senior Vice                              investment
Tower                        President of the Fund's investment adviser                       companies in
1001 Liberty Avenue          since 1997.  Ms. Cunningham served as a                          the Fund Complex
Pittsburgh, PA               Portfolio Manager and a Vice President of
VICE PRESIDENT               the investment adviser from 1993 until
                             1996. Ms. Cunningham is a Chartered
                             Financial Analyst and received her M.S.B.A.
                             in Finance from Robert Morris College.

MARY JO OCHSON               Mary Jo Ochson is Vice President of the                   $0     $0 for the
Birthdate:  September        Trust.  Ms. Ochson joined Federated                              Trust and 7
12, 1953                     Investors in 1982 and has been a Senior                          other
Federated Investors          Portfolio Manager and a Senior Vice                              investment
Tower                        President of the Fund's investment adviser                       companies in
1001 Liberty Avenue          since 1996.  From 1988 through 1995, Ms.                         the Fund Complex
Pittsburgh, PA               Ochson served as a Portfolio Manager and a
VICE PRESIDENT               Vice President of the Fund's investment
                             adviser.  Ms. Ochson is a Chartered
                             Financial Analyst and received her M.B.A.
                             in Finance from the University of

                             Pittsburgh.

SUSAN R. HILL                Susan R. Hill is Vice President of the                    $0     $0 for the
Birthdate:  June 20,         Trust/.  Ms. Hill joined Federated                               Trust and __
1963                         Investors in 1990 and has been a Portfolio                       other
Federated Investors          Manager since 1993 and a Vice President of                       investment
Tower                        the Fund's investment adviser since 1997.                        companies in
1001 Liberty Avenue          Ms. Hill was a Portfolio Manager and an                          the Fund Complex
Pittsburgh, PA               Assistant Vice President of the investment
VICE PRESIDENT               adviser from 1994 until 1997.  Ms. Hill is
                             a Chartered Financial Analyst and received
                             an M.S. in Industrial Administration from
                             Carnegie Mellon University.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly-owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE     AVERAGE AGGREGATE DAILY NET ASSETS OF THE FEDERATED
FEE                             FUNDS
0.150 of 1%                     on the first $250 million

-------------------------
0.125 of 1%                     on the next $250 million
-------------------------
0.100 of 1%                     on the next $250 million
-------------------------
0.075 of 1%                     on assets in excess of $750 million
-------------------------
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets, plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES

--------------------------------                 1998                 1997                1996
FOR THE YEAR ENDED SEPTEMBER 30
Advisory Fee Earned                        $7,602,021           $9,753,169         $11,252,925
---------------------------------
Advisory Fee Reduction                     $1,886,024           $2,452,468          $2,913,538
---------------------------------
Brokerage Commissions                              $0                   $0                  $0
---------------------------------
Administrative Fee                         $1,433,292           $1,841,240          $2,127,329
---------------------------------
Shareholder Services Fee                   $4,751,263              N/A                    N/A
---------------------------------



For the fiscal years ended September 30, 1998, 1997 and 1996, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on April , 1999.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-, five- and ten-year periods ended September 30, 1998.

Yield and Effective Yield given for the seven-day period ended September 30, 1998.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on April , 1999.

                       7 DAY PERIOD      1 YEAR        5 YEARS     10 YEARS
Total Return           N/A               5.28%         4.87%       5.46%
Yield                  4.98%             N/A           N/A         N/A
Effective Yield        5.10%             N/A           N/A         N/A

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

     o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

o IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.

o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

     o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' of experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated

advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

90

ADDRESSES

TRUST FOR U.S. TREASURY OBLIGATIONS

A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              SUBJECT TO COMPLETION

                            DATED___________________

PROSPECTUS

LIQUID CASH TRUST

A Portfolio of Money Market Obligations Trust

The Fund is a money market fund that pursues stability of principal and current income consistent with stability of principal by investing in a portfolio of U.S. Treasury and government agency securities, repurchase agreements and loans of federal funds. THIS FUND IS AVAILABLE ONLY TO FEDERALLY INSURED DEPOSITORY INSTITUTIONS INCLUDING:

O       BANKS;

O       SAVINGS ASSOCIATIONS; AND

o       CREDIT UNIONS.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

                                            CONTENTS

                                            Risk/Return Summary What are the
                                            Fund's Fees and Expenses What are
                                            the Fund's Investment Strategies
                                            What are the Principal Securities in
                                            Which the Fund Invests What are the
                                            Specific Risks of Investing in the
                                            Fund What do Shares Cost How is the
                                            Fund Sold How to Purchase Shares How
                                            to Redeem Shares Account and Share
                                            Information Who Manages the Fund
                                            Financial Information

April __, 1999

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a portfolio of U.S. Treasury and government agency securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund also makes loans of federal funds to federally insured depository institutions. By operating policy, the Fund limits depository institutions receiving the loans to those the Adviser deems to be adequately capitalized with a short term rating of Prime-1 by Moody's Investors Services, Inc. Ordinarily, the Fund has a dollar weighted average maturity of between one and seven days.

The Fund limits its investments to those that would enable it to qualify as a permissible investment for national banks, federal savings associations and federal credit unions. In addition, the Fund seeks to qualify as a liquid investment under the rules of the Office of Thrift Supervision.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table below reflect historical performance data for Liquid Cash Trust (the "Former Fund") prior to its proposed reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, April __, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

[OBJECT OMITTED]

The Former Fund's 7-Day Net Yield as of December 31, 1998 was 4.81%.

The following table represents the Former Fund's Average Annual Total Return through December 31, 1998.

---------------------- ---------
   CALENDAR PERIOD

---------------------- ---------
---------------------- ---------
       1 Year           5.48%
---------------------- ---------
---------------------- ---------
       5 Years          5.30%
---------------------- ---------
---------------------- ---------
      10 Years          5.69%
---------------------- ---------


Investors may call the Fund at 1-800-________ to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEE AND EXPENSES?

LIQUID CASH TRUST

FEES AND EXPENSES

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)..................................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
     (and other Distributions)

  (as a percentage of offering price).....................................None
Redemption Fee (as a percentage of amount redeemed, if applicable)........None
Exchange Fee..............................................................None

ANNUAL FUND OPERATING EXPENSES

                  EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee..........................................................0.40%
Distribution (12b-1) Fee.................................................None
Shareholder Services Fee................................................0.25%
Other Expenses..........................................................0.12%
Total Annual Fund Operating Expenses (before waivers) 1.................0.77%
Waiver of Fund Expenses.................................................0.32%
TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER CONTRACTUAL WAIVERS) 1......0.45%

1 Under the investment advisory contract, the adviser will waive the amount, limited to the amount of the management fee, by which the Fund's aggregate annual operating expenses, including the management fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, and extraordinary expenses, exceed 0.45% of its average daily net assets. If the Fund offers an additional class of shares in the future, the aforementioned expense limitation would not apply to expenses arising pursuant to a Rule 12b-1 or Shareholder Servicing plan with respect to that class of shares.

Voluntary Waiver of Fund Expenses..........................................0.30%
Total Actual Annual Fund Operating  Expenses ( after voluntary waivers) 2..0.15%

2 Total Actual Annual Fund Operating Expenses represent the net expenses the Fund expects to ACTUALLY PAY for the fiscal year ended March 31, 1999. For the fiscal year ended March 31, 1998, prior to the proposed reorganization of Liquid Cash Trust, the Former Fund, as a portfolio into Money Market Obligations Trust, the Total Annual Fund Operating Expenses ( before waivers) and Total Actual Annual Fund Operating Expenses ( after contractual and voluntary waivers) were 0.77% and 0.15%, respectively

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are based upon the contractually imposed expense limitation of 0.45% as SHOWN above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1         3         5          10
                                 YEAR      YEARS     YEARS      YEARS
                                  $46       $144      $252       $567

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of U.S. Treasury and government agency securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund also makes loans of federal funds to federally insured depository institutions. By operating policy, the Fund limits depository institutions receiving the loans to those the Adviser deems to be adequately capitalized with a short term rating of Prime-1 by Moody's Investors Services, Inc. Ordinarily, the Fund has a dollar weighted average maturity of between one and seven days.

The Fund limits its investment to those that would enable it to qualify as a permissible investment for national banks, federal savings associations and federal credit unions. In addition, the Fund seeks to qualify as a liquid investment under the rules of the Office of Thrift Supervision.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TREASURY AND AGENCY SECURITIES

     U.S. Treasury and government agency securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. The Fund invests primarily in the following types of U.S. government securities:

o Treasury securities, which are direct obligations of the federal government of the United States.

o Agency securities, which are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). Some GSEs are supported by the full faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

REPURCHASE AGREEMENTS

Repurchase Agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction.

LOANS OF FEDERAL FUNDS

     Loans of Federal Funds are unsecured loans of money held in the Federal Reserve System to federally insured depository institutions. Typically, the term of these loans is one day.


INVESTMENT RATINGS

PRIME-1--Depository institutions (or related supporting institutions) receiving Prime-1 commercial paper ratings by Moody's Investors Service Inc. have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     o Leading market positions in well established industries;

     o High rates of return on funds employed;

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection;

     o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

     o Well established access to a range of financial markets and assured sources of alternate liquidity.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a U.S. government money market fund are described below.

MARKET RISK

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

o A substantial part of the Fund's portfolio may be comprised of fixed income securities and loans by companies in the banking industry. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

CREDIT RISK

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV). NAV is determined at 12:00 noon, 2:00 p.m., 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m.

Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

The Fund's Distributor markets the Shares described in this prospectus to federally insured depository institutions including banks, saving associations and credit unions. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o       Establish an account with the investment professional; and

o Submit your purchase order to the investment professional. You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

     o Establish your account with the Fund by submitting a completed New Account Form; and

     o Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE

  Wire Order Number, Dealer Number, or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

     o through an investment professional if you purchased Shares through an investment professional; or

     o directly from the Fund if you purchased Shares directly from the Fund.

Shareholders of the Fund will not be permitted to make third party payments from their accounts with the Trust.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m.(Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317 All requests must include:

o       Fund Name and Share Class, account number and account registration;

o       amount to be redeemed; and

o       signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

     o your redemption will be sent to an address other than the address of record; or

o your redemption will be sent to an address of record that was changed within the last thirty days.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

     o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o       to allow your purchase to clear;

o       during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees.

More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. Under the investment advisory contract, the Adviser will reimburse the Fund the amount limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including its investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Fund's Financial Highlights are contained in the Former Fund's prospectus, dated _______, which must precede or accompany this document.

LIQUID CASH TRUST

A Portfolio of Money Market Obligations Trust

A Statement of Additional Information (SAI) dated April __, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual reports to shareholders as it becomes available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

INVESTMENT COMPANY ACT FILE NO. 811-5950
CUSIP __________________

G01097-01(4/99)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of LIQUID CASH TRUST as of the calendar year-end for each of 10 years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 10%.

The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features 10 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998. The percentages noted are: 1989 - 9.59%, 1990
- 8.36%, 1991 - 5.90%, 1992 - 3.61%, 1993 - 3.06%, 1994 - 4.21%, 1995- 5.94%,
1996 - 5.38%, 1997 - 5.52%, 1998 - 5.48%. The Fund's Shares are not sold subject to a sales charge (load). The total returns displayed are based upon net asset value.

The Fund's 7-day net yield as of December 31, 1998 was 4.81%.

     Within the period shown in the Chart, the Fund's highest quarterly return was 2.44% (quarter ended June 30, 1989). Its lowest quarterly return was 0.74% (quarter ended June 30, 1993.

AVERAGE ANNUAL TOTAL RETURN

1 YEAR                5 YEARS            10 YEARS
5.48%                 5.30%              5.69%

The bar chart shows the variability of the Fund's actual total return on a yearly basis.

Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              SUBJECT TO COMPLETION

                            DATED___________________

STATEMENT OF ADDITIONAL INFORMATION

LIQUID CASH TRUST

A Portfolio of Money Market Obligations Trust

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Liquid Cash Trust (Fund), dated April __, 1999.

Obtain the prospectus without charge by calling 1-800-341-7400.

April __, 1999

CONTENTS
How is the Fund Organized
Securities in Which the Fund Invests
How is the Fund Sold
Subaccounting Services
Redemption in Kind
Massachusetts Partnership Law
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund
How Does the Fund Measure Performance
Who is Federated Investors, Inc.
Addresses

CUSIP __________

8050206B(4/99)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on April 11, 1980, was reorganized as a portfolio of the Trust on April , 1999.

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. Securities with higher credit risks generally have higher yields. A security's yield will increase or decrease depending upon whether it costs less (a "discount") or more (a "premium") than the principal amount. Under normal market conditions, securities with longer maturities will also have higher yields. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.

The following describes the types of fixed income securities in which the Fund invests.

    TREASURY SECURITIES

    Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

    AGENCY SECURITIES

    Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). Some GSEs are supported by the full, faith and credit of the United States. Other GSEs receive support through federal subsidiaries, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

    For purposes of repurchase agreements, the Fund treats mortgage backed securities guaranteed by GSEs as agency securities.

    MORTGAGE BACKED SECURITIES

    Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

    Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages. The Fund uses mortgage backed securities as collateral for repurchase agreements.

    BANK INSTRUMENTS

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

    ZERO COUPON SECURITIES

    Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

    There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bonds' coupon payments from the right to receive the bonds' principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common forms of stripped zero coupon securities.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investments in other investment companies will be limited to shares of money market funds, including funds affiliated with the Fund's investment adviser.

SPECIAL TRANSACTIONS

    REPURCHASE AGREEMENTS

    Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

    The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

    Repurchase agreements are subject to credit risks.

    REVERSE REPURCHASE AGREEMENTS

    Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

    DELAYED DELIVERY TRANSACTIONS

    Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

    The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

    Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

    Securities lending activities are subject to market risks and credit risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RISKS

     There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

BOND MARKET RISKS

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

SECTOR RISKS

o A substantial part of the Fund's portfolio may be comprised of fixed income securities and loans by companies in the banking industry. As a result, the Fund will be more susceptible to any economic, business political, or other developments which generally affect these issuers.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

        The Fund will not sell any money market instruments short or purchase any money market instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.

    INDUSTRY CONCENTRATION

o The Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities and domestic bank instruments shall not be considered investments in any one industry.

    BORROWING MONEY

        The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Interest paid on borrowed funds will not be available for investment. The Fund will liquidate any such borrowings as soon as possible. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

    PLEDGING ASSETS

        The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.

    UNDERWRITING

        The Fund will not engage in underwriting of securities issued by others.

    LENDING CASH OR SECURITIES

        The Fund will not lend any of its assets, except that it may participate in the federal funds market and purchase or hold money market instruments, including repurchase agreements, permitted by its investment objective and policies.

    ISSUING SENIOR SECURITIES

        The Fund will not issue senior securities, except as permitted by the investment objective and policies and investment limitations of the Trust. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Fund did not borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

As a matter of operating policy, which may be changed without shareholder approval, the Fund limits its dollar weighted average maturity to 90 days.

    ACQUIRING SECURITIES

        The Fund will not invest in securities of a company for the purpose of exercising control or management.

    INVESTING IN RESTRICTED SECURITIES

        The Fund may invest in restricted securities. Restricted securities are any securities which are subject to restrictions on resale under federal securities law. The Fund may invest without limitation in restricted securities which are determined to be liquid under criteria established by the Trustees. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to not more than 10% of its net assets.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated) for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of _________________, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 13 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of April           , 1999,  the Fund's Board and Officers as a group owned
less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.









------------------------                                                                      TOTAL
NAME                                                                          -----------     COMPENSATION
BIRTHDATE                    --------------------------------------------     AGGREGATE       FROM TRUST AND
ADDRESS                      PRINCIPAL OCCUPATIONS                            COMPENSATION    FUND COMPLEX
POSITION WITH TRUST          FOR PAST 5 YEARS                                 FROM TRUST
JOHN F. DONAHUE*+            Chief Executive Officer and Director or                   $0     $0 for the
Birthdate: July 28, 1924     Trustee of the Federated Fund Complex;                           Trust and
Federated Investors          Chairman and Director, Federated Investors,                      54 other
Tower                        Inc.; Chairman and Trustee, Federated                            investment
1001 Liberty Avenue          Advisers, Federated Management, and                              companies
Pittsburgh, PA               Federated Research; Chairman and Director,                       in the Fund
CHAIRMAN AND TRUSTEE         Federated Research Corp., and Federated                          Complex
                             Global Research Corp.; Chairman, Passport
                             Research, Ltd.

-------------------------
THOMAS G. BIGLEY             Director or Trustee of the Federated Fund           $18, 351     $113,860.22 for
Birthdate: February 3,       Complex; Director, Member of Executive                           the
1934                         Committee, Children's Hospital of                                Trust and 54
15 Old Timber Trail          Pittsburgh; formerly: Senior Partner, Ernst                      other
Pittsburgh, PA               & Young LLP; Director, MED 3000 Group,                           investment
TRUSTEE                      Inc.; Director, Member of Executive                              companies
                             Committee, University of Pittsburgh.                             in the Fund
                                                                                              Complex

-------------------------
JOHN T. CONROY, JR.          Director or Trustee of the Federated Fund            $20,189     $125,264.48for
Birthdate: June 23, 1937     Complex; President, Investment Properties                        the
Wood/IPC Commercial          Corporation; Senior Vice President,                              Trust and 54
Dept.                        John R. Wood and Associates, Inc.,                               other
John R. Wood                 Realtors; Partner or Trustee in private                          investment
Associates, Inc.             real estate ventures in Southwest Florida;                       companies
Realtors                     formerly: President, Naples Property                             in the Fund
3255 Tamiami Trial           Management, Inc. and Northgate Village                           Complex
North Naples, FL             Development Corporation.

TRUSTEE

-------------------------
JOHN F. CUNNINGHAM++         Director or Trustee of some of the                        $0     $0 for the
Birthdate: March 5, 1943     Federated Funds; Chairman, President and                         Trust and 26
353 El Brillo Way            Chief Executive Officer, Cunningham & Co.,                       other
Palm Beach, FL               Inc. ; Trustee Associate, Boston College;                        investment
TRUSTEE                      Director, EMC Corporation; formerly:                             companies in
                             Director, Redgate Communications.                                the Fund Complex

                             Retired: Chairman of the Board and Chief
                             Executive Officer, Computer Consoles, Inc.,
                             President and Chief Operating Officer, Wang
                             Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

-------------------------
LAWRENCE D. ELLIS, M.D.*     Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
Birthdate: October 11,       Complex; Professor of Medicine, University                       the
1932                         of Pittsburgh; Medical Director, University                      Trust and 54
3471 Fifth Avenue            of Pittsburgh Medical Center - Downtown;                         other
Suite 1111                   Hematologist, Oncologist, and Internist,                         investment
Pittsburgh, PA               University of Pittsburgh Medical Center;                         companies
TRUSTEE                      Member, National Board of Trustees,                              in the Fund
                             Leukemia Society of America.                                     Complex

-------------------------
PETER E. MADDEN              Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
Birthdate: March 16,         Complex; formerly: Representative,                               the
1942                         Commonwealth of Massachusetts General                            Trust and 54
One Royal Palm Way           Court; President, State Street Bank and                          other
100 Royal Palm Way           Trust Company and State Street Corporation.                      investment
Palm Beach, FL                                                                                companies
TRUSTEE                      Retired: Director, VISA USA and VISA                             in the Fund
                             International; Chairman and Director,                            Complex
                             Massachusetts Bankers Association;

                             Director, Depository Trust Corporation.

-------------------------
CHARLES F. MANSFIELD,        Director or Trustee of some of the                        $0     $0 for the
JR.++                        Federated Funds; Management Consultant.                          Trust and 0
Birthdate: April 10,                                                                          other
1945                         Retired: Chief Executive Officer, PBTC                           investment
80 South Road                International Bank; Chief Financial Officer                      companies in
Westhampton Beach, NY        of Retail Banking Sector, Chase Manhattan                        the Fund Complex
TRUSTEE                      Bank; Senior Vice President, Marine Midland
                             Bank; Vice President, Citibank; Assistant
                             Professor of Banking and Finance, Frank G.
                             Zarb School of Business, Hofstra University.

-------------------------
JOHN E. MURRAY, JR.,         Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
J.D., S.J.D.                 Complex; President, Law Professor, Duquesne                      the
Birthdate: December 20,      University; Consulting Partner, Mollica &                        Trust and 54
1932                         Murray.                                                          other
President, Duquesne                                                                           investment
University                   Retired: Dean and Professor of Law,                              companies
Pittsburgh, PA               University of Pittsburgh School of Law;                          in the Fund
TRUSTEE                      Dean and Professor of Law, Villanova                             Complex
                             University School of Law.

-------------------------
MARJORIE P. SMUTS            Director or Trustee of the Federated Fund            $18,351     $113,860.22 for
Birthdate: June 21, 1935     Complex; Public                                                  the Trust and
4905 Bayard Street           Relations/Marketing/Conference Planning.                         54 other
Pittsburgh, PA                                                                                investment
TRUSTEE                      Retired: National Spokesperson, Aluminum                         companies in
                             Company of America; business owner.                              the Fund Complex

-------------------------
JOHN S. WALSH++              Director or Trustee of some of the                        $0     $0 for the
Birthdate: November 28,      Federated Funds; President and Director,                         Trust and 22
1957                         Heat Wagon, Inc.; President and Director,                        other
2007 Sherwood Drive          Manufacturers Products, Inc.; President,                         investment
Valparaiso, IN               Portable Heater Parts, a division of                             companies in
TRUSTEE                      Manufacturers Products, Inc.; Director,                          the Fund Complex
                             Walsh & Kelly, Inc.; formerly, Vice
                             President, Walsh & Kelly, Inc.

-------------------------
J. CHRISTOPHER DONAHUE+      President or Executive Vice President of                  $0     $0 for the
Birthdate: April 11,         the Federated Fund Complex; Director or                          Trust and 16
1949                         Trustee of some of the Funds in the                              other
Federated Investors          Federated Fund Complex; President and                            investment
Tower                        Director, Federated Investors, Inc.;                             companies in
1001 Liberty Avenue          President and Trustee, Federated Advisers,                       the Fund Complex
Pittsburgh, PA               Federated Management, and Federated
PRESIDENT                    Research; President and Director, Federated
                             Research Corp. and Federated Global
                             Research Corp.; President, Passport
                             Research, Ltd.; Trustee, Federated
                             Shareholder Services Company; Director,
                             Federated Services Company.

-------------------------




EDWARD C. GONZALES           Trustee or Director of some of the Funds in               $0     $0 for the
Birthdate: October 22,       the Federated Fund Complex; President,                           Trust and
1930                         Executive Vice President and Treasurer of                        1 other
Federated Investors          some of the Funds in the Federated Fund                          investment
Tower                        Complex; Vice Chairman, Federated                                companies in
1001 Liberty Avenue          Investors, Inc.; Vice President, Federated                       the Fund Complex
Pittsburgh, PA               Advisers, Federated Management, Federated
EXECUTIVE VICE PRESIDENT     Research, Federated Research Corp.,
                             Federated Global Research Corp. and
                             Passport Research, Ltd.; Executive Vice
                             President and Director, Federated
                             Securities Corp.; Trustee, Federated
                             Shareholder Services Company.

-------------------------
JOHN W. MCGONIGLE            Executive Vice President and Secretary of                 $0     $0 for the
Birthdate: October 26,       the Federated Fund Complex; Executive Vice                       Trust and 54
1938                         President, Secretary, and Director,                              other
Federated Investors          Federated Investors, Inc.; Trustee,                              investment
Tower                        Federated Advisers, Federated Management,                        companies in
1001 Liberty Avenue          and Federated Research; Director, Federated                      the Fund Complex
Pittsburgh, PA               Research Corp. and Federated Global
EXECUTIVE VICE               Research Corp.; Director, Federated
PRESIDENT AND SECRETARY      Services Company; Director, Federated
                             Securities Corp.

-------------------------
RICHARD J. THOMAS            Treasurer of the Federated Fund Complex;                  $0     $0 for the
Birthdate:  June 17,         Vice President - Funds Financial Services                        Trust and 54
1954                         Division, Federated Investors, Inc.;                             other
Federated Investors          Formerly: various management positions                           investment
Tower                        within Funds Financial Services Division of                      companies in
1001 Liberty Avenue          Federated Investors, Inc.                                        the Fund Complex
Pittsburgh, PA

TREASURER

-------------------------
WILLIAM D. DAWSON, III       Chief Investment Officer of this Fund and                 $0     $0 for the
Birthdate: March 3, 1949     various other Funds in the Federated Fund                        Trust and 41
Federated Investors          Complex; Executive Vice President,                               other
Tower                        Federated Investment Counseling, Federated                       investment
1001 Liberty Avenue          Global Research Corp., Federated Advisers,                       companies in
Pittsburgh, PA               Federated Management, Federated Research,                        the Fund Complex
CHIEF INVESTMENT OFFICER     and Passport Research, Ltd.; Registered
                             Representative, Federated Securities Corp.;
                             Portfolio Manager, Federated Administrative
                             Services; Vice President, Federated
                             Investors, Inc.; Formerly: Executive Vice
                             President and Senior Vice President,
                             Federated Investment Counseling
                             Institutional Portfolio Management Services
                             Division; Senior Vice President, Federated
                             Research Corp., Federated Advisers,
                             Federated Management, Federated Research,
                             and Passport Research, Ltd.

-------------------------
RICHARD B. FISHER            President or Vice President of some of the                $0     $0 for the
Birthdate: May 17, 1923      Funds in the Federated Fund Complex;                             Trust and 6
Federated Investors          Director or Trustee of some of the Funds in                      other
Tower                        the Federated Fund Complex; Executive Vice                       investment
1001 Liberty Avenue          President, Federated Investors, Inc.;                            companies in
Pittsburgh, PA               Chairman and Director, Federated Securities                      the Fund Complex
VICE PRESIDENT               Corp.

-------------------------
DEBORAH A. CUNNINGHAM        Deborah A. Cunningham is Vice President of                $0     $0 for the
Birthdate:  September        the Trust.  Ms. Cunningham joined Federated                      Trust and 6
15, 1959                     Investors in 1981 and has been a Senior                          other
Federated Investors          Portfolio Manager and a Senior Vice                              investment
Tower                        President of the Fund's investment adviser                       companies in
1001 Liberty Avenue          since 1997.  Ms. Cunningham served as a                          the Fund Complex
Pittsburgh, PA               Portfolio Manager and a Vice President of
VICE PRESIDENT               the investment adviser from 1993 until
                             1996. Ms. Cunningham is a Chartered
                             Financial Analyst and received her M.S.B.A.
                             in Finance from Robert Morris College.

MARY JO OCHSON               Mary Jo Ochson is Vice President of the                   $0     $0 for the
Birthdate:  September        Trust.  Ms. Ochson joined Federated                              Trust and 7
12, 1953                     Investors in 1982 and has been a Senior                          other
Federated Investors          Portfolio Manager and a Senior Vice                              investment
Tower                        President of the Fund's investment adviser                       companies in
1001 Liberty Avenue          since 1996.  From 1988 through 1995, Ms.                         the Fund Complex
Pittsburgh, PA               Ochson served as a Portfolio Manager and a
VICE PRESIDENT               Vice President of the Fund's investment
                             adviser.  Ms. Ochson is a Chartered
                             Financial Analyst and received her M.B.A.
                             in Finance from the University of

                             Pittsburgh.

SUSAN R. HILL                Susan R. Hill is Vice President of the                    $0     $0 for the
Birthdate:  June 20,         Trust/.  Ms. Hill joined Federated                               Trust and __
1963                         Investors in 1990 and has been a Portfolio                       other
Federated Investors          Manager since 1993 and a Vice President of                       investment
Tower                        the Fund's investment adviser since 1997.                        companies in
1001 Liberty Avenue          Ms. Hill was a Portfolio Manager and an                          the Fund Complex
Pittsburgh, PA               Assistant Vice President of the investment
VICE PRESIDENT               adviser from 1994 until 1997.  Ms. Hill is
                             a Chartered Financial Analyst and received
                             an M.S. in Industrial Administration from
                             Carnegie Mellon University.

+Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.

++Messrs. Cunningham , Mansfield, and Walsh became members of the Board of Trustees on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above .45% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE     AVERAGE AGGREGATE DAILY NET ASSETS OF THE FEDERATED
FEE                             FUNDS
0.150 of 1%                     on the first $250 million

-------------------------
0.125 of 1%                     on the next $250 million
-------------------------
0.100 of 1%                     on the next $250 million
-------------------------
0.075 of 1%                     on assets in excess of $750 million
-------------------------
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets, plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Deloitte & Touche LLP is the independent public accountant for the Fund.


FEES PAID BY THE FUND FOR SERVICES
--------------------------------               1998              1997              1996
FOR THE YEAR ENDED MARCH 31:

Advisory Fee Earned                      $1,762,293         1,964,969         2,415,000
---------------------------------
Advisory Fee Reduction                   $1,638,556         1,896,759         1,913,606
---------------------------------
Administrative Fee                         $332,474          371, 211           378,389
---------------------------------
Shareholder Services Fee                       None

------------------
For the fiscal years ended March 31, 1998, 1997 and 1996, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on ___________, 1999.



HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one, five and ten-year periods ended March 31, 1998.

Yield and Effective Yield are given for the 7-day period ended March 31, 1998.

                       7 -DAY PERIOD     1 YEAR     5 YEARS         10 YEARS
Total Return                              5.59%       4.94%          5.89%
Yield                      5.56%
Effective Yield            5.71%

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on April , 1999.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

        LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

        IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

        MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years of experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated

advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

     FEDERATED DISTRIBUTES MUTUAL FUNDS THROUGH ITS SUBSIDIARIES FOR A VARIETY OF INVESTMENT PURPOSES. SPECIFIC MARKETS INCLUDE INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

ADDRESSES

LIQUID CASH TRUST

Federated Investors Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company.
Federated Investors Tower

1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110-1617

PART C.      OTHER INFORMATION.
Item 23        EXHIBITS:

(a)  (i)      Conformed copy of Declaration of Trust of the Registrant; (12)

     (ii) Conformed copy of Amendment to the Declaration of Trust of the Registrant;; (12)

     (iii)Conformed copy of Amendment No. 2 to Declaration of Trust of the Registrant; (17)

     (iv) Conformed copy of Amendment No. 3 to Declaration of Trust of the Registrant; (17)

     (v) Conformed copy of Amendment No. 4 to Declaration of Trust of the Registrant; (17)

     (vi) Conformed copy of Amendment No. 5 to Declaration of Trust of the Registrant; (17)

     (vii)Conformed copy of Amendment No. 6 to Declaration of Trust of the Registrant; (17)

     (viii) Conformed copy of Amendment No. 8 to Declaration of Trust of the Registrant; (10)

     (ix) Conformed copy of Amendment No. 9 to Declaration of Trust of the Registrant; (15)

     (x) Conformed copy of Amendment No. 10 to Declaration of Trust of the Registrant; (16)

(b)   (i)    Copy of By-Laws of the Registrant; (12)

      (ii)   Copy of Amendment No. 1 to By-Laws of the

              Registrant; (17)

      (iii)  Copy of Amendment No. 2 to By-Laws of the   Registrant; (17)
      (iv)   Copy of Amendment No. 3 to By-Laws of the   Registrant; (17)
      (v)    Copy of Amendment No. 4 to By-Laws of the          Registrant; (17)

     (c) (i) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (8)

     (ii) Copies of Specimen Certificates for Shares of Beneficial Interest of Automated Cash Management Trust-Cash II Shares and Institutional Service Shares and Treasury Obligations Fund- Institutional Capital Shares; (16)

-------------------
   +  All exhibits are being filed electronically

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed February 21, 1995. (File Nos. 33-31602 and 811-5950)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 filed September 29, 1995. (File Nos. 33-31602 and 811-5950)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed September 23, 1996. (File Nos. 33-31602 and 811-5950)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed September 23, 1997. (File Nos. 33-31602 and 811-5950)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed September 28, 1998. (File Nos. 33-31602 and 811-5950)








(d)  (i) Conformed copy of Investment Advisory Contract of the Registrant; (12)

                             (ii) Conformed copies of Exhibits A through G to
Investment Advisory Contract of the Registrant; (12)

                             (iii) Conformed copy of Investment Advisory
                             Contract of the Registrant (Government Obligations Tax Managed Fund only); (11) (iv) Conformed copy of Exhibit A to Investment Advisory Contract of the Registrant(Government Obligations Tax Managed Fund only); (11)

                       (e) (i) Conformed copy of Distributor's Contract of the Registrant; (7) (ii) Conformed copy of Exhibit B to the Distributor's Contract; (15) (iii) Conformed copy of Exhibit D to the Distributor's Contract of the Registrant; (15) (iv) Conformed copy of Exhibit E to the Distributor's Contract of the Registrant;
                             (16) (v) Conformed copy of Exhibit F to the
                             Distributor's Contract of the Registrant; (16)

                             (v) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/ Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement filed with the Commission on July 24, 1995. (File Nos. 33-38550 and
                                     811-6269).

                              (f)   Not applicable;

-------------------
      + All exhibits are being filed electronically.

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed May 6, 1994. (File Nos. 33-31602 and 811-5950)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed May 7, 1995. (File Nos. 33-31602 and 811-5950)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 filed September 29, 1995. (File Nos. 33-31602 and 811-5950)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed September 23, 1996. (File Nos. 33-31602 and 811-5950)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed September 23, 1997. (File Nos. 33-31602 and 811-5950)

                       (g) (i) Conformed copy of Custodian Agreement of the Registrant; (8) (ii) Conformed copy of Custodian Fee Schedule; (17)

                       (h)   (i)     Conformed copy of Amended and Restated
                                     Agreement for Fund Accounting Services,
                                     Administrative Services, Transfer Agency
                                     Services and Custody Services
                                     Procurement;(17)

                             (ii) The responses described in Item 24(b)(vi) are hereby incorporated by reference. (iii) Conformed copy of Amended and Restated Shareholder Services Agreement of the Registrant; (17)

                             (iv) The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375).

     (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (12)

     (j)  Conformed copy of Consent of Independent Public Accountants;(17)

     (k)  Not applicable;

     (l)  Conformed copy of Initial Capital Understanding; (12)

     (m)  (i) Conformed copy of Distribution Plan of the Registrant; (16)

          (ii) Conformed copy of Exhibit A to the Distribution Plan of the Registrant; (16) (iii) The responses described in Item 24(b)(vi) are hereby incorporated by reference.

     (n)  Copies of Financial Data Schedules;(17)

     (o) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141).

     (p)  Conformed copy of Power of Attorney; +

          (i) Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; + (ii) Conformed copy of Power of Attorney of Treasurer of the Registrant; +

  +   All exhibits are being filed electronically

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 filed September 29, 1995. (File Nos. 33-31602 and 811-5950)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed September 19, 1996. (File Nos. 33-31602 and 811-5950)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed September 23, 1997. (File Nos. 33-31602 and 811-
     5950)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed September 28, 1998. (File Nos. 33-31602 and 811-5950)

Item 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

           None

Item 25.   INDEMNIFICATION:  (1)

Item 26.  Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

           The remaining Officers of the investment adviser are:

           Executive Vice Presidents:                 William D. Dawson, III
                                                      Henry A. Frantzen
                                                      J. Thomas Madden

           Senior Vice Presidents:                    Joseph M. Balestrino
                                                      Drew J. Collins
                                                      Jonathan C. Conley
                                                      Deborah A. Cunningham
                                                      Mark E. Durbiano
                                                      Sandra L. McInerney
                                                      Susan M. Nason
                                                      Mary Jo Ochson
                                                      Robert J. Ostrowski

           Vice Presidents:                           Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Arthur J. Barry
                                                      Randall S. Bauer
                                                      David A. Briggs
                                                      Micheal W. Casey
                                                      Kenneth J. Cody
                                                      Alexandre de Bethmann
                                                      Michael P. Donnelly
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      Edward C. Gonzales
                                                      James E. Grefenstette
                                                      Susan R. Hill
                                                      Stephen A. Keen
                                                      Robert K. Kinsey
                                                      Robert M. Kowit
                                                      Jeff A. Kozemchak
                                                      Richard J. Lazarchic
                                                      Steven Lehman
                                                      Marian R. Marinack
                                                      Charles A. Ritter
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Christopher Smith
                                                      Tracy P. Stouffer
                                                      Edward J. Tiedge
                                                      Paige M. Wilhelm
                                                      Jolanta M. Wysocka
                                                      Marc Halperin

           Assistant Vice Presidents:                 Nancy J. Belz
                                                      Robert E. Cauley
                                                      Lee R. Cunningham, II
                                                      B. Anthony Delserone, Jr.
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      John T. Gentry
                                                      William R. Jamison
                                                      Constantine Kartsonsas
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Natalie F. Metz
                                                      Joseph M. Natoli
                                                      John Sheehy
                                                      Michael W. Sirianni
                                                      Leonardo A. Vila
                                                      Lori A. Wolff
                                                      Gary Farwell

           Secretary:                                 Stephen A. Keen

           Treasurer:                                 Thomas R. Donahue

           Assistant Secretaries:                     Thomas R. Donahue
                                                      Richard B. Fisher
                                                      Christine I. Newcamp

           Assistant Treasurer:                       Richard B. Fisher

           The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

           For a description of the other business of Federated Administrative Services, the investment adviser for Government Obligations Tax-Managed Fund, see the section entitled "Fund Information - Management of the Fund" in Part A. The affiliations with the Registrant of two of the Trustees of Federated Administrative Services are included in Part B of this Registration Statement under "Money Market Obligations Trust Management." The remaining Trustees of Federated Administrative Services, their principal occupations and business addresses are: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947, and Arthur
           L. Cherry (President, Chief Executive Officer, and Trustee, Federated Services Company; Director, Edgewood Services, Inc.; Trustee, Advanced Information Systems; President and Director, Federated Administrative Services, Inc.; President, Federated Administrative Services; Trustee, Federated Bank and Trust; President and Trustee, Federated Shareholder Services Company; President and Director, FS Holdings, Inc.; Chairman and Trustee, Retirement Plan Service Company of America), Federated Investors Tower, Pittsburgh, Pennsylvania, 15222-3779. From 1994 to January 27, 1997, Mr. Cherry was Managing Partner, AT&T Solutions.

           The remaining Officers of Federated Administrative Services are:

           President:                                 Arthur L. Cherry

           Senior Vice Presidents:                    Emily H. Emigh
                                                      Ronald M. Petnuch

           Vice Presidents:                           Debbie Adams-Marshall
                                                      C. Grant Anderson
                                                      Keith A. Antle
                                                      Gail Cagney
                                                      Charles L. Davis, Jr.
                                                      Michael L. Guzzi
                                                      Matthew S. Hardin
                                                      J. Crilley Kelly
                                                      Dennis M. Laffey
                                                      Joseph S. Machi
                                                      Diane M. Marzula
                                                      Jay S. Neuman
                                                      J. David Richter
                                                      Thomas P. Sholes
                                                      Victor R. Siclari
                                                      Jeffrey W. Sterling
                                                      Richard J. Thomas
                                                      C. Christine Thomson
           Assistant Vice Presidents:                 Anthony R. Bosch
                                                      Karen M. Brownlee
                                                      Mark Crowley
                                                      Gerald P. DiMarco
                                                      C. Todd Gibson
                                                      Timothy S. Johnson
                                                      Deborah M. Molini
                                                      Donna J. Padezan
                                                      Leslie C. Petrone
                                                      James R. Risbon

           Assistant Secretary:                       Amanda J. Reed

           Treasurer:                                 Lawrence Caracciolo

           The business address of each of the Officers of Federated Administrative Services is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

ITEM 27.  PRINCIPAL UNDERWRITERS:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT


Richard B. Fisher                   Director, Chairman, Chief              Vice President
Federated Investors Tower           Executive Officer, Chief

1001 Liberty Avenue                 Operating Officer, Asst.
Pittsburgh, PA 15222-3779           Secretary and Asst.

                                    Treasurer, Federated
                                    Securities Corp.

Edward C. Gonzales                  Director, Executive Vice               Exec. Vice Pres.
Federated Investors Tower           President,

1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary
Federated Investors Tower           and Assistant Treasurer
1001 Liberty Avenue                 Federated Securities Corp.

Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer,                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales,               --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                       Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                   Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                       Treasurer,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross                      Assistant Secretary,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Item 28.       LOCATION OF ACCOUNTS AND RECORDS:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                     Federated Investors Tower
                                               1001 Liberty Avenue
                                               Pittsburgh, PA  15222-3779

Federated Shareholder Services Company         P.O. Box 8600
("Transfer Agent and Dividend                  Boston, MA 02266-8600

Disbursing Agent")

Federated Services Company                     Federated Investors Tower
("Administrator")                              1001 Liberty Avenue

                                               Pittsburgh, PA  15222-3779

Federated Management                           Federated Investors Tower
Federated Administrative Services              1001 Liberty Avenue
("Advisers")                                   Pittsburgh, PA  15222-3779

State Street Bank and Trust Company            P.O. Box 8600
("Custodian")  Boston, MA 02266-8600

Item 29.       MANAGEMENT SERVICES:  Not applicable.

Item 30.       UNDERTAKINGS:

               Registrant hereby undertakes to comply with the provisions of
               Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONEY MARKET OBLIGATIONS TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 12th day of February, 1999.

                         MONEY MARKET OBLIGATIONS TRUST

                      BY: /s/ Gail Cagney
                      Gail Cagney, Assistant Secretary
                      Attorney in Fact for John F. Donahue
                      February 12, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                           TITLE                   DATE

By:  /s/ Gail Cagney
     Gail Cagney                            Attorney In Fact   February 12, 1999
     ASSISTANT SECRETARY                    For the Persons

                                            Listed Below

     NAME                                      TITLE

John F. Donahue*                             Chairman and Trustee
                                             (Chief Executive Officer)

J. Christopher Donahue*                      President and Trustee

Richard J. Thomas*                           Treasurer(Principal Financial and
                                             Accounting Officer)

William D. Dawson, III*                      Chief Investment Officer

Thomas G. Bigley*                            Trustee

John T. Conroy, Jr.*                         Trustee

John F. Cunningham*                          Trustee

William J. Copeland*                         Trustee

Lawrence D. Ellis, M.D.*                     Trustee

Peter E. Madden*                             Trustee

Charles F. Mansfield, Jr.*                   Trustee

John E. Murray, Jr., J.D., S.J.D.*       Trustee

Marjorie P. Smuts*                           Trustee

John S. Walsh*                               Trustee

* By Power of Attorney